UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	4/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL TOTAL

RETURN BOND FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Multi-Sector Bond

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Total Return Bond Fund, Inc., informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Total Return Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 0.89%; Class B, 1.59%; Class C, 1.59%; Class Q, 0.51%; Class R, 1.34%; Class X, 1.59%; Class Z, 0.59%. Net operating expenses: Class A, 0.84%; Class B, 1.34%; Class C, 1.59%; Class Q, 0.51%; Class R, 1.09%; Class X, 0.84%; Class Z, 0.59%, after contractual reduction. The contractual reduction is through 2/28/2014 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.85%	8.16%	50.93%	85.05%	—
Class B	2.52	7.55	47.21	74.46	—
Class C	2.40	7.36	46.34	75.41	—
Class Q	3.02	8.53	N/A	N/A	21.91% (12/27/10)
Class R	2.72	7.89	49.23	N/A	49.29 (1/14/08)
Class X	2.77	8.08	51.56	N/A	59.03 (3/5/07)
Class Z	2.91	8.46	52.52	89.57	—
Barclays U.S. Aggregate Bond Index	0.90	3.68	32.09	63.57	—
Lipper Intermediate Investment-Grade Debt Funds Average	1.56	5.52	34.32	60.82	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		2.71%	7.31%	5.82%	—
Class B		2.09	7.64	5.68	—
Class C		5.75	7.65	5.73	—
Class Q		7.98	N/A	N/A	8.36% (12/27/10)
Class R		7.28	8.07	N/A	7.66 (1/14/08)
Class X		1.54	7.98	N/A	7.43 (3/5/07)
Class Z		7.84	8.56	6.55	—
Barclays U.S. Aggregate Bond Index		3.77	5.47	5.02	—
Lipper Intermediate Investment-Grade Debt Funds Average		5.47	5.79	4.81	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Q shares are not subject to a front-end sales charge, a CDSC, or a 12b-1 fee. Class R shares are not subject to a front-end sales charge or a CDSC, but charge a 12b-1 fee of 0.75%. Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class X shares are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class X shares convert to Class A shares approximately 10 years after purchase. Class Z shares are not subject to a front-end sales charge, a CDSC, or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with greater than one year remaining to maturity. It gives a broad look at how U.S. investment-grade bonds have performed. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/13 are 13.39% for Class Q; 34.67% for Class R; and 41.93% for Class X. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 5.27% for Class Q; 5.63% for Class R; and 5.75% for Class X.

Lipper Intermediate Investment-Grade Debt Funds Average

Funds in the Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) are funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 5 to 10 years. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/13 are 15.06% for Class Q; 35.34% for Class R; and 40.51% for Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 5.90% for Class Q; 5.65% for Class R; and 5.49% for Class X.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.37	2.13%
Class B	0.33	1.73
Class C	0.31	1.49
Class Q	0.39	2.55
Class R	0.35	1.97
Class X	0.37	2.22
Class Z	0.39	2.48

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
U.S. Treasury Bonds, 2.000%, 02/15/23	1.4%
U.S. Treasury Bonds, 6.125%, 11/15/27	1.0
BA Credit Card Trust, Ser. 2008-C5, Class C5, 4.949%, 03/15/16	0.8
U.S. Treasury Notes, 0.625%, 04/30/18	0.6
Structured Asset Investment Loan Trust, Ser. 2004-1, Class A3, 1.000%, 02/25/34	0.6

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/13
U.S. Government & Agency	10.0%
Aaa	17.4
Aa	5.5
A	14.8
Baa	30.5
Ba	11.8
B	7.1
Caa	0.6
Less than Caa	0.1
Not Rated**	15.5
Total Investments	113.3
Liabilities in excess of other assets	–13.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 15.2% of Not Rated is invested in affiliated mutual funds.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Total Return Bond Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund, Inc.		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,028.50	0.84%	$4.22
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

Class B	Actual	$1,000.00	$1,025.20	1.34%	$6.73
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

Class C	Actual	$1,000.00	$1,024.00	1.59%	$7.98
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

Class Q	Actual	$1,000.00	$1,030.20	0.51%	$2.57
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56

Class R	Actual	$1,000.00	$1,027.20	1.09%	$5.48
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Class X	Actual	$1,000.00	$1,027.70	0.84%	$4.22
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

Class Z	Actual	$1,000.00	$1,029.10	0.59%	$2.97
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.1%

ASSET BACKED SECURITIES 16.3%

Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities 10.1%
Aaa		14,300	ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A, 1.668%, 04/20/25(a)	$14,299,785
AA(b)		1,550	Ser. 2013-1A, Class B2, 144A, 3.360%, 04/20/25	1,540,700
Aaa		6,591	Aimco CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.526%, 10/20/19(a)	6,451,647
AA-(b)		5,200	American Express Credit Account Master Trust, Ser. 2012-2, Class C, 144A, 1.290%, 03/15/18	5,248,844
Aaa		334	American Money Management Corp. CDO (Cayman Islands), Ser. 2006-6A, Class A1A, 144A, 0.513%, 05/03/18(a)	332,474
Aaa		3,000	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.778%, 10/17/21(a)	3,004,446
Aaa		2,000	ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A, 1.890%, 05/17/21(a)	2,000,302
Aaa		3,813	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.536%, 01/26/20(a)	3,754,729
Aaa	EUR	5,320	Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A, 0.671%, 01/15/20(a)	6,910,089
A3		1,500	BA Credit Card Trust, Ser. 2006-C5, Class C5, 0.599%, 01/15/16(a)	1,499,912
A3		27,400	Ser. 2008-C5, Class C5, 4.949%, 03/15/16(a)	27,962,275
Aaa		775	Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.550%, 06/20/17(a)	772,693
Aaa		732	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.538%, 05/25/17(a)	728,032

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities (cont’d.)
Aaa	15,600	Brookside Mill CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A, 1.430%, 04/17/25(a)	$15,600,000
Aaa	10,000	Cavalry CLO Ltd. (Cayman Islands), Ser. 2013-2A, Class A, 144A, 1.726%, 01/17/24(a)	10,009,630
Aaa	2,302	Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A, 0.536%, 04/25/19(a)	2,276,012
Ba1	1,000	Chase Credit Card Master Trust, Ser. 2003-4, Class C, 1.449%, 01/15/16(a)	1,003,178
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.000%, 06/10/15	1,638,049
Baa2	4,950	Ser. 2005-C2, Class C2, 0.669%, 03/24/17(a)	4,934,125
Aaa	2,000	Eagle Creek CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1, 144A, 0.527%, 02/28/18(a)	1,985,094
Aaa	388	Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A, 0.486%, 04/20/19(a)(c)	384,347
Aaa	8,750	Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A, 1.536%, 01/19/25(a)	8,749,702
AA(b)	3,050	Ser. 2013-1A, Class B, 144A, 2.256%, 01/19/25(a)	3,030,114
Aaa	1,494	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A, 0.526%, 07/22/20(a)	1,482,066
Aaa	3,000	Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A, 0.750%, 03/15/20(a)	2,919,849
Aaa	500	Ser. 2011-6A, Class A1, 144A, 1.939%, 11/22/22(a)	501,245
B1	86	GE Business Loan Trust, Ser. 2006-1A, Class D, 144A, 1.199%, 05/15/34(a)	59,670

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities (cont’d.)
A2		7,792	GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B, 1.049%, 06/15/18(a)	$7,839,099
Aaa	EUR	4,272	Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS, 0.458%, 07/20/21(a)	5,453,216
Aaa		2,238	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.519%, 08/21/20(a)	2,226,063
Aaa		588	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A, 0.552%, 05/09/18(a)	586,888
Baa1	EUR	5,000	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 4.817%, 08/01/16(a)	6,220,451
Aaa		14,750	ING Investment Management CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A, 1.679%, 04/15/24(a)	14,750,000
Aaa		4,300	Ser. 2013-2A, Class A1, 144A, 1.426%, 04/25/25(a)	4,300,000
Aaa		1,216	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A1, 144A, 0.550%, 11/15/17(a)	1,210,608
Aaa		842	Ser. 2005-7A, Class A2, 144A, 0.550%, 11/15/17(a)	838,346
AAA(b)		4,576	Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A, 1.683%, 09/06/22(a)	4,587,769
Aaa		328	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.516%, 10/19/20(a)	325,677
Aaa		6,750	Ser. 2007-9A, Class A1, 144A, 0.492%, 04/15/21(a)	6,673,266
Aaa		3,362	LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A, 0.547%, 06/01/17(a)	3,336,766
Aaa		4,799	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.540%, 09/15/17(a)	4,750,817

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities (cont’d.)
Aaa	EUR	6,157	Lightpoint Pan-European CLO PLC (Ireland), Ser. 2006-1A, Class A, 144A, 0.457%, 01/31/22(a)	$7,917,577
AAA(b)		11,500	Magnetite VI Ltd. (Cayman Islands), Ser. 2012-6A, Class A, 144A, 1.780%, 09/15/23(a)	11,550,175
Aaa		5,000	Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A, 1.760%, 05/18/23(a)	5,038,125
A(b)		1,679	Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A, 3.540%, 10/20/32	1,748,965
A3		10,000	MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2, 1.099%, 11/15/16(a)	10,037,820
Aaa		414	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A, 0.530%, 03/15/18(a)	410,782
Aaa	EUR	2,303	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 0.706%, 09/14/19(a)	2,945,517
Aaa		11,150	OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A, 1.769%, 11/22/23(a)	11,190,240
AA(b)		4,900	Ser. 2012-2A, Class B, 144A, 2.489%, 11/22/23(a)	4,919,076
Aaa		8,500	Octagon Investment Partners XV Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A, 1.686%, 01/19/25(a)	8,493,175
Aaa		12,850	OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Ser. 2013-1AR, Class AR, 144A, 1.179%, 04/20/21(a)	12,850,000
Aaa		1,158	Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A, 0.525%, 07/24/21(a)	1,148,059
AA(b)		4,900	Shackleton CLO Ltd. (Cayman Islands), Ser. 2013-3A, Class B2, 144A, 3.440%, 04/15/25	4,904,283

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset Backed Securities (cont’d.)
Aaa	17,850	Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A, 1.327%, 04/15/25(a)	$17,896,339
AA(b)	2,000	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 2.940%, 08/17/22(a)	2,011,976
AA+(b)	131	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.290%, 01/01/21	144,412
AA+(b)	88	Ser. 2003-20I, Class 1, 5.130%, 09/01/23	97,024
AA(b)	4,350	Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A, 2.976%, 10/20/23(a)	4,379,423
Aaa	9,648	Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A, 0.547%, 05/27/20(a)	9,554,168
Aaa	15,182	Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A, 0.526%, 04/27/21(a)	14,942,019
A+(b)	3,937	SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A, 2.000%, 09/20/29	3,982,761
Aaa	10,378	Trimaran CLO Corp. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.549%, 11/01/18(a)	10,290,008

			338,629,899

Residential Mortgage Backed Securities 6.2%
Aa1	512	Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D, 0.550%, 01/25/35(a)	502,756
B2	1,283	ACE Securities Corp., Ser. 2003-HE1, Class M1, 1.175%, 11/25/33(a)	1,247,102
Ba3	1,723	Ser. 2003-OP1, Class M1, 1.250%, 12/25/33(a)	1,639,065
B2	404	Ser. 2004-FM1, Class M1, 1.100%, 09/25/33(a)	378,520

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba3	9,340	Ser. 2004-OP1, Class M1, 0.980%, 04/25/34(a)	$8,704,616
Baa3	1,619	Aegis Asset Backed Securities Trust, Ser. 2004-1, Class M1, 1.220%, 04/25/34(a)	1,427,736
Aaa	529	Ser. 2004-2, Class A3, 1.160%, 06/25/34(a)	522,888
Ba1	1,291	Ser. 2005-3, Class M1, 0.670%, 08/25/35(a)	1,215,749
Caa2	123	Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.125%, 10/25/31(a)	95,324
B1	940	Ser. 2003-1, Class M1, 1.550%, 02/25/33(a)	926,118
B1	552	Ser. 2003-5, Class A6, 4.541%, 04/25/33	551,342
Aa1	196	Ser. 2003-10, Class AV2, 0.900%, 11/25/33(a)	171,327
Baa1	3,850	Ser. 2004-R8, Class M1, 1.160%, 09/25/34(a)	3,742,346
A3	343	Ser. 2005-R11, Class A2D, 0.530%, 01/25/36(a)	336,682
A3	617	Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3, 1.200%, 11/25/32(a)	596,740
B2	600	Argent Securities, Inc., Ser. 2003-W2, Class M4, 5.825%, 09/25/33(a)	491,407
Ba2	1,126	Ser. 2003-W7, Class M1, 1.235%, 03/25/34(a)	1,072,989
Aaa	752	Ser. 2004-W2, Class AF, 4.403%, 04/25/34	759,742
Baa1	1,011	Ser. 2004-W6, Class M1, 0.750%, 05/25/34(a)	991,255
Ba1	1,658	Ser. 2004-W10, Class M1, 1.280%, 01/25/34(a)	1,615,733
Caa3	304	Ser. 2004-W10, Class M2, 2.675%, 01/25/34(a)	261,909

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Baa3	355	Asset Backed Funding Certificates, Ser. 2003-WMC1, Class M1, 1.175%, 06/25/33(a)	$343,950
Ba3	677	Ser. 2004-OPT1, Class M1, 1.250%, 08/25/33(a)	644,900
BBB+(b)	3,225	Ser. 2004-OPT5, Class A4, 1.450%, 06/25/34(a)	3,101,557
B+(b)	3,212	Ser. 2005-AQ1, Class A4, 5.010%, 06/25/35	3,252,744
Ba2	2,500	Ser. 2005-HE2, Class M2, 0.950%, 06/25/35(a)	2,468,310
Baa2	5,827	Asset Backed Pass-Through Certificates, Ser. 2004-R2, Class A1A, 0.890%, 04/25/34(a)	5,572,121
Ba2	1,991	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1, 1.444%, 06/15/33(a)	1,900,688
Ba1	2,787	Ser. 2004-HE3, Class M1, 1.010%, 06/25/34(a)	2,614,753
Baa3	4,515	Ser. 2004-HE5, Class M1, 1.100%, 08/25/34(a)	4,366,664
A3	1,100	Ser. 2005-HE6, Class M2, 0.710%, 07/25/35(a)	1,087,484
Ba1	136	Bear Stearns Asset Backed Securities Trust, Ser. 2002-2, Class A2, 1.400%, 10/25/32(a)	128,344
Ba1	2,835	Ser. 2004-HE2, Class M1, 1.100%, 03/25/34(a)	2,603,318
B1	849	Ser. 2004-HE3, Class M2, 1.925%, 04/25/34(a)	788,671
Baa3	2,777	Ser. 2004-HE5, Class M1, 1.055%, 07/25/34(a)	2,592,652
Baa2	4,383	Ser. 2004-HE7, Class M1, 1.100%, 08/25/34(a)	4,162,493
Ba1	2,631	Ser. 2004-HE9, Class M1, 1.175%, 11/25/34(a)	2,465,842
B1	9,000	Ser. 2004-HE11, Class M2, 1.775%, 12/25/34(a)	8,496,072

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
C	56	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 3.575%, 03/25/33(a)	$6,716
Baa1	3,436	Ser. 2003-HE4, Class M1, 1.175%, 03/25/34(a)	3,267,160
Baa2	3,418	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT3, Class M2, 0.650%, 05/25/35(a)	3,208,156
Ba3	723	Ser. 2006-HE1, Class M1, 0.530%, 01/25/36(a)	702,824
A+(b)	589	Countrywide Asset-Backed Certificates, Ser. 2003-BC5, Class 2A2, 0.900%, 12/25/33(a)	546,215
Baa3	2,124	Ser. 2004-BC1, Class M1, 0.950%, 02/25/34(a)	1,995,983
B+(b)	8,690	Ser. 2004-BC4, Class M1, 1.250%, 11/25/34(a)	8,278,841
C	25	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.450%, 08/25/32(a)	20,770
B1	184	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.300%, 07/25/34(a)	161,541
B1	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.920%, 09/25/35(a)	1,200,410
Ba1	909	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.250%, 12/25/33(a)	882,208
Ba1	1,254	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.175%, 11/25/33(a)	1,233,139
Baa3	2,594	Ser. 2004-FM2, Class M1, 0.950%, 01/25/34(a)	2,560,938
Ba1	4,333	Ser. 2004-HE2, Class M1, 0.850%, 09/25/34(a)	3,899,593
Ba3	365	Home Equity Asset Trust, Ser. 2003-5, Class M1, 1.250%, 12/25/33(a)	344,301

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
B2	4,787	Ser. 2003-6, Class M1, 1.250%, 02/25/34(a)	$4,550,774
Ba3	3,629	Ser. 2004-2, Class M1, 0.995%, 07/25/34(a)	3,441,159
Aaa	71	HSBC Home Equity Loan Trust, Ser. 2005-1, Class A, 0.489%, 01/20/34(a)	69,730
Aaa	1,558	Ser. 2005-2, Class A1, 0.469%, 01/20/35(a)	1,517,849
Aaa	1,759	Ser. 2006-1, Class A2, 0.379%, 01/20/36(a)	1,723,875
Aa1	722	Ser. 2006-1, Class M1, 0.479%, 01/20/36(a)	693,964
A1	1,600	Ser. 2007-2, Class A4, 0.499%, 07/20/36(a)	1,499,659
Baa2	2,500	Ser. 2007-2, Class M1, 0.509%, 07/20/36(a)	2,267,685
Aa2	970	Ser. 2007-3, Class A4, 1.699%, 11/20/36(a)	943,911
Baa1	1,750	IndyMac Residential Asset Backed Trust, Ser. 2005-A, Class M3, 0.750%, 03/25/35(a)	1,650,266
A3	1,610	Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1, 0.950%, 02/25/34(a)	1,514,261
B1	755	Ser. 2004-2, Class M1, 0.730%, 06/25/34(a)	713,609
Aaa	14	Ser. 2004-4, Class 1A1, 0.760%, 10/25/34(a)	12,467
A3	3,105	MASTR Asset Backed Securities Trust, Ser. 2004-HE1, Class M2, 0.930%, 09/25/34(a)	2,961,670
B1	852	Ser. 2004-WMC1, Class M1, 0.980%, 02/25/34(a)	837,301
A3	5,691	Ser. 2004-WMC3, Class M1, 1.025%, 10/25/34(a)	5,284,642
Baa3	2,151	Ser. 2005-NC1, Class M1, 0.920%, 12/25/34(a)	2,125,266

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Baa1	558	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-OPT1, Class A3, 0.920%, 07/25/34(a)	$472,261
A+(b)	1,796	Ser. 2004-OPT1, Class A1A, 0.460%, 06/25/35(a)	1,702,720
BBB+(b)	497	Ser. 2004-OPT1, Class A2A, 0.560%, 06/25/35(a)	464,740
B1	1,275	Ser. 2004-WMC3, Class M2, 2.045%, 01/25/35(a)	1,216,899
Ba2	1,990	Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 1.400%, 05/25/33(a)	1,933,799
B3	210	Ser. 2003-NC5, Class M1, 1.475%, 04/25/33(a)	206,560
BB-(b)	1,172	Ser. 2004-HE3, Class M1, 1.055%, 03/25/34(a)	1,094,069
B3	4,314	Ser. 2004-HE4, Class M1, 1.100%, 05/25/34(a)	4,087,699
B3	560	Ser. 2004-HE5, Class M1, 1.145%, 06/25/34(a)	538,288
Aaa	663	Ser. 2004-HE8, Class A7, 1.260%, 09/25/34(a)	608,892
Baa2	1,636	Ser. 2004-NC1, Class M1, 1.250%, 12/25/33(a)	1,592,718
B1	5,019	Ser. 2004-NC6, Class M1, 1.100%, 07/25/34(a)	4,755,854
A3	1,650	Ser. 2004-OP1, Class M1, 1.070%, 11/25/34(a)	1,525,214
Ba1	1,111	Ser. 2004-WMC1, Class M1, 1.130%, 06/25/34(a)	1,081,305
Ba3	960	Ser. 2004-WMC2, Class M1, 1.115%, 07/25/34(a)	923,762
Aaa	2,930	Ser. 2005-NC1, Class A2C, 0.580%, 01/25/35(a)	2,779,461
Ba3	1,500	Ser. 2005-NC2, Class M3, 0.650%, 03/25/35(a)	1,387,134
Baa3	1,729	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.325%, 10/25/33(a)	1,690,024

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba1	1,326	Ser. 2004-4, Class M1, 0.965%, 02/25/35(a)	$1,205,485
B1	2,871	Option Mortgage Loan Trust, Ser. 2004-1, Class M1, 1.100%, 01/25/34(a)	2,703,841
Baa1	2,097	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M2, 0.830%, 02/25/35(a)	2,072,048
B1	1,140	Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class AI6A, 5.980%, 12/25/33	1,129,057
Aa3	164	Ser. 2004-RS12, Class MII2, 1.400%, 12/25/34(a)	159,658
Baa3	400	Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5, 5.221%, 02/25/34	399,265
A2	576	Ser. 2005-EMX4, Class A3, 0.540%, 11/25/35(a)	574,118
B2	88	Saxon Asset Securities Trust, Ser. 2002-3, Class M1, 1.325%, 12/25/32(a)	83,013
A3	1,000	Ser. 2005-3, Class M1, 0.660%, 11/25/35(a)	962,534
Baa2	1,140	Specialty Underwriting & Residential Finance, Ser. 2003-BC2, Class M1, 1.325%, 06/25/34(a)	1,076,761
Ba3	904	Ser. 2003-BC4, Class M1, 1.100%, 11/25/34(a)	853,311
B1	5,545	Ser. 2004-BC3, Class M1, 1.130%, 07/25/35(a)	5,279,949
A3	643	Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 1.100%, 08/25/33(a)	615,653
A+(b)	1,460	Ser. 2003-BC10, Class A4, 1.200%, 10/25/33(a)	1,390,895
AA+(b)	20,046	Ser. 2004-1, Class A3, 1.000%, 02/25/34(a)	18,971,464
AA+(b)	4,757	Ser. 2004-6, Class A3, 1.000%, 07/25/34(a)	4,507,483

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
AAA(b)	1,110	Ser. 2004-7, Class A8, 1.400%, 08/25/34(a)	$999,863
A3	1,932	Ser. 2004-BNC1, Class A4, 1.140%, 09/25/34(a)	1,864,503
CC(b)	288	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.200%, 07/25/32(a)	269,094
Baa1	948	Ser. 2003-AM1, Class M1, 1.550%, 04/25/33(a)	920,063

			208,058,249

		Total asset backed securities	546,688,148

BANK LOANS(a) 4.5%

Aerospace & Defense
Ba3	785	Booz Allen & Hamilton, Inc., 2.698%, 12/31/17	786,347

Airlines
Ba2	675	United Airlines, Inc., 4.000%, 04/01/19	682,383

Automotive 0.3%
Ba3	4,489	Allison Transmission, Inc., 3.283%, 08/07/17	4,499,972
Ba1	1,719	Chrysler LLC, 6.000%, 05/24/17	1,743,723
Ba3	2,000	Schaeffler AG, 4.250%, 01/27/17	2,026,980

			8,270,675

Cable 0.3%
Ba2	1,982	Cequel Communications LLC, 3.500%, 02/14/19	1,989,915
Baa3	1,386	Charter Communications Operating LLC, 4.000%, 05/15/19	1,387,155
Baa3	1,075	CSC Holdings LLC, 2.777%, 04/30/20	1,072,313

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
BANK LOANS(a) (Continued)

Cable (cont’d.)
Ba2		411	Kabel Deutschland Vertrieb und Service GmbH (Germany), 3.250%, 02/01/19	$412,918
Ba3		5,000	Virgin Media Investment Holdings Ltd. (United Kingdom), 3.500%, 06/30/20	4,996,875

				9,859,176

Capital Goods 0.2%
Ba1		1,500	CBRE Services, Inc., 2.285%, 03/28/18	1,498,125
Ba1		1,025	3.035%, 03/28/21	1,028,844
B2	GBP	3,000	RAC PLC, 5.630%, 10/29/19 (original cost $4,809,002; purchased 10/24/12)(c)(d)	4,701,990

				7,228,959

Chemicals
Baa3		1,094	Rockwood Holdings, Inc., 3.750%, 02/09/18	1,101,785

Consumer 0.2%
Ba3		4,938	Tempur-Pedic International, Inc., 3.289%, 12/12/17	4,937,500
Ba3		187	Seaworld Parks & Entertainment, Inc., 4.000%, 08/17/17	188,365

				5,125,865

Electric 0.1%
B1		1,342	Calpine Corp., 4.000%, 04/01/18	1,358,251
B1		1,990	4.000%, 10/09/19	2,014,519

				3,372,770

Energy—Other 0.5%
BB-(b)		1,500	Phillips 66, 1.450%, 04/30/15	1,497,500
Ba1		13,800	Plains Exploration & Production Co., 3.277%, 11/30/17	13,772,400

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
BANK LOANS(a) (Continued)

Energy—Other (cont’d.)
Ba3		1,467	Walter Energy, Inc., 5.750%, 04/02/18	$1,486,532

				16,756,432

Foods 0.2%
B1	EUR	2,475	Birds Eye Iglo Group Ltd., 5.117%, 01/31/18	3,286,613
B1		2,784	Del Monte Foods Co., 4.000%, 03/08/18	2,802,560
B2		997	Dunkin Brands, Inc., 3.750%, 02/14/20	1,007,090

				7,096,263

Gaming 0.1%
B2		2,828	CCM Merger, Inc., 6.000%, 03/01/17	2,848,929
Ba1		1,842	Scientific Games Corp., 3.200%, 06/30/15	1,843,005

				4,691,934

Healthcare & Pharmaceutical 1.0%
Ba3		790	Alere, Inc., 3.284%, 06/30/16	788,392
Ba3		284	3.533%, 06/30/17	285,589
Ba3		772	3.534%, 06/30/17	776,827
B2		250	Apria Healthcare Group, Inc., 6.750%, 04/30/20	250,000
Ba3		1,995	Catalent Pharmaceuticals Solutions, Inc., 3.784%, 09/15/16	2,008,423
Ba3		2,101	Community Health Systems, Inc., 2.784%, 10/25/16	2,106,250
Ba3		2,447	3.787%, 01/25/17	2,468,811
Ba2		2,469	DaVita, Inc., 2.700%, 11/01/17	2,471,816
Ba2		3,784	2.950%, 10/20/15	3,788,483
Baa3		4,325	Endo Pharmaceuticals Holdings, Inc., 2.000%, 06/17/16	4,317,466
Ba2		1,689	Grifols, Inc., 3.537%, 06/01/16	1,688,691

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical (cont’d.)
Ba3		342	HCA, Inc., 3.026%, 05/01/18	$342,695
Ba3		222	3.534%, 03/31/17	221,813
Ba3		463	Health Management Associates, Inc., 2.540%, 11/18/16	464,949
Ba1		1,421	Lifepoint Hospitals, Inc., 2.784%, 07/24/17	1,429,729
Baa2		1,958	RPI Finance Trust, 3.500%, 05/09/18	1,974,140
Baa2		2,129	4.000%, 11/09/18	2,143,955
Ba2		4,148	Universal Health Services, Inc., 2.034%, 08/15/16	4,152,684
Ba1		1,791	Valeant Pharmaceuticals International, Inc., 2.284%, 04/20/16	1,808,590

				33,489,303

Media & Entertainment 0.4%
B2	EUR	2,036	Lavena Holding 4 GmbH Co. (Germany), 7.373%, 03/06/17	2,661,581
Ba2		2,923	Nielsen Finance LLC, 2.200%, 02/02/17	2,941,346
Ba2		1,496	3.034%, 05/02/16	1,513,831
Ba2	EUR	3,500	ProSiebenSat.1 Media AG (Germany), 2.707%, 07/01/16	4,593,323

				11,710,081

Metals 0.1%
Ba1		1,493	FMG Resources (August 2006) Pty. Ltd., 5.250%, 10/18/17	1,515,717

Non-Captive Finance 0.1%
Ba3	GBP	2,300	RBS Worldpay, Inc., 4.500%, 11/30/19	3,602,476

Pipelines & Other
Ba2		1,260	Energy Transfer Equity LP, 3.750%, 03/24/17	1,264,725

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
BANK LOANS(a) (Continued)

Retailers 0.4%
B1	GBP	3,400	Alliance Boots Ltd. (United Kingdom), 3.993%, 07/09/17	$5,215,372
B1	GBP	1,500	B&M Retail Ltd. (United Kingdom), 5.988%, 03/06/20	2,324,200
Baa3		6,000	Dollar General Corp., 0.000%, 04/30/18	5,996,250
B2		695	Nieman Marcus Group, Inc., 4.000%, 05/16/18	700,104

				14,235,926

Technology 0.6%
Ba3		2,750	CDW LLC, 3.500%, 04/30/20	2,757,562
B1		790	First Data Corp., 4.199%, 03/26/18	787,245
B1		60	4.200%, 03/24/17	60,106
B1		2,100	4.278%, 09/24/18	2,094,750
B1		5,000	Freescale Semiconductor, Inc., 5.000%, 02/28/20	5,056,250
Ba3		2,100	Interactive Data Corp., 3.750%, 02/12/18	2,121,000
B1		998	NXP BV (Netherlands), 3.778%, 01/11/20	1,020,775
B1		990	NXP BV/NXP Funding LLC, 4.500%, 03/03/17	1,012,172
Baa3		1,381	Sensata Technologies B.V. (Netherlands), 3.750%, 05/12/18	1,395,174
Ba3		3,500	Sungard Data Systems, Inc., 4.000%, 03/06/20	3,541,562
B1		1,000	Syniverse Holdings, Inc., 4.000%, 04/23/19	1,003,750

				20,850,346

Telecommunications
B2		168	Fibertech Networks LLC, 4.500%, 12/18/19	170,539

			Total bank loans	151,811,702

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
Baa1	166	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 2.445%, 02/25/45(a)	$165,397
A+(b)	303	Banc of America Funding Corp., Ser. 2005-D, Class A1, 2.652%, 05/25/35(a)	310,437
AA+(b)	8	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.500%, 10/25/31	8,190
BBB-(b)	1,614	Ser. 2004-E, Class 2A6, 3.106%, 06/25/34(a)	1,583,747
B3	424	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 2.725%, 05/25/35(a)	400,380
B2	141	Ser. 2005-4, Class 23A2, 2.725%, 05/25/35(a)	140,372
AA+(b)	14	Bear Stearns ARM Trust, Ser. 2002-11, Class 1A1, 2.664%, 02/25/33(a)	14,472
Ba3	186	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	189,955
Caa2	108	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 2.503%, 02/20/36(a)	97,717
AA+(b)	69	Federal Home Loan Mortgage Corp., Ser. 1993-1628, Class LZ, 6.500%, 12/15/23	76,972
AA+(b)	224	Ser. 1997-1935, Class JZ, 7.000%, 02/15/27	258,713
AA+(b)	126	Ser. 2000-2241, Class PH, 7.500%, 07/15/30	148,455
AA+(b)	347	Ser. 2004-T-61, Class 1A1, 1.578%, 07/25/44(a)	356,049
AA+(b)	35	Ser. 2005-T-63, Class 1A1, 1.378%, 02/25/45(a)	34,116
AA+(b)	3	Federal National Mortgage Association, Ser. 2000-32, Class FM, 0.650%, 10/18/30(a)	3,268
AA+(b)	122	Ser. 2001-29, Class Z, 6.500%, 07/25/31	140,310

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
AA+(b)	2	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.599%, 09/20/30(a)	$1,764
AA+(b)	1	Ser. 2000-30, Class FB, 0.650%, 10/16/30(a)	1,426
NR	2	IndyMac ARM Trust, Ser. 2001-H2, Class A1, 1.786%, 01/25/32(a)	1,457
Baa1	156	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	160,572
A+(b)	109	MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.500%, 09/25/33	114,727
AA+(b)	57	Prime Mortgage Trust, Ser. 2004-CL1, Class 1A2, 0.600%, 02/25/34(a)	55,241
AA+(b)	3	Ser. 2004-CL1, Class 2A2, 0.600%, 02/25/19(a)	2,613
NR	281	Regal Trust IV, Ser. 1999-1, Class A, 144A, 2.499%, 09/28/31(a)	268,187
A	20	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.500%, 03/25/32	20,799
Baa3	497	Structured ARM Loan Trust, Ser. 2004-1, Class 4A3, 2.583%, 02/25/34(a)	501,177
Ba1	57	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 0.859%, 09/19/32(a)	54,888
NR	10	Structured Asset Securities Corp., Ser. 2002-1A, Class 4A, 2.584%, 02/25/32(a)	9,964
NR	5	Ser. 2002-14A, Class 2A1, 2.324%, 07/25/32(a)	4,626
A+(b)	1,256	Ser. 2003-30, Class 2A1, 5.024%, 10/25/33(a)	1,313,993
Aa1	2	Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A, 2.201%, 02/25/33(a)	1,690

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
B1	1,244	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR4, Class 2A2, 2.727%, 04/25/35(a)	$1,265,986
CCC(b)	379	Ser. 2006-AR2, Class 2A1, 2.640%, 03/25/36(a)	382,317
CCC(b)	690	Ser. 2007-5, Class 1A1, 5.500%, 05/25/37	735,687

		Total collateralized mortgage obligations	8,825,664

COMMERCIAL MORTGAGE BACKED SECURITIES 12.1%
Aaa	419	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A, 5.600%, 07/10/46	422,950
Aaa	1,060	Ser. 2006-5, Class A2, 5.317%, 09/10/47	1,061,051
Aaa	3,128	Ser. 2006-6, Class A2, 5.309%, 10/10/45	3,157,056
Aaa	1,110	Ser. 2006-6, Class A4, 5.356%, 10/10/45	1,239,840
Aaa	1,841	Ser. 2007-1, Class A3, 5.449%, 01/15/49	1,878,192
AAA(b)	1,692	Ser. 2007-4, Class A3, 6.003%, 02/10/51(a)	1,772,749
AAA(b)	583	Ser. 2007-4, Class ASB, 5.706%, 02/10/51	607,211
Aaa	4,900	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-1, Class A4, 5.372%, 09/10/45	5,427,250
BBB+(b)	12,680	Ser. 2006-3, Class A4, 5.889%, 07/10/44	14,346,380
Aaa	2,600	Ser. 2006-6, Class A3, 5.369%, 10/10/45	2,707,741
AAA(b)	2,514	Ser. 2007-5, Class A3, 5.620%, 02/10/51	2,571,060
Aaa	234	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2, 4.735%, 09/11/42	237,741
AAA(b)	2,500	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40(a)	2,752,072
AAA(b)	5,000	Ser. 2006-PW11, Class A4, 5.618%, 03/11/39(a)	5,558,675

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(b)	1,272	Ser. 2007-T28, Class A3, 5.793%, 09/11/42	$1,313,340
Aaa	2,200	Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A3, 5.885%, 12/10/49(a)	2,270,363
Aaa	11,491	Ser. 2007-C6, Class A4, 5.885%, 12/10/49(a)(e)	13,452,560
Aaa	4,000	Ser. 2008-C7, Class A4, 6.340%, 12/10/49(a)	4,760,120
Aaa	7,000	Ser. 2013-GC11, Class A3, 2.815%, 01/10/23	7,069,536
Aaa	5,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A4, 5.392%, 07/15/44(a)	5,466,255
Aaa	950	Ser. 2006-CD3, Class A5, 5.617%, 10/15/48	1,070,659
Aaa	2,300	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	2,377,365
Aa3	3,000	Ser. 2007-CD4, Class A4, 5.322%, 12/11/49	3,416,181
AA-(b)	1,255	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A, 5.440%, 09/15/30	1,258,589
AAA(b)	6,500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.940%, 06/10/46(a)	7,333,592
Aaa	634	Ser. 2006-C8, Class A2B, 5.248%, 12/10/46	637,558
Aaa	1,700	Ser. 2006-C8, Class A4, 5.306%, 12/10/46	1,927,982
Aaa	3,000	Ser. 2012-CR5, Class A3, 2.540%, 12/10/45	3,020,308
Aaa	9,800	Ser. 2013-CR7, Class A3, 2.929%, 03/10/46	10,020,083
A1	4,290	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	4,548,387
AAA(b)	27	Ser. 2005-C5, Class A3, 5.100%, 08/15/38(a)	27,139
AAA(b)	1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.581%, 02/15/39(a)	2,123,846

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(b)	1,030	Ser. 2006-C1, Class AM, 5.581%, 02/15/39(a)	$1,143,086
Aaa	59	Ser. 2007-C1, Class A2, 5.268%, 02/15/40	58,803
Aaa	9,625	Ser. 2007-C4, Class A3, 5.955%, 09/15/39(a)	10,067,115
AAA(b)	2,790	Ser. 2007-C5, Class A3, 5.694%, 09/15/40(a)	2,893,927
AAA(b)	41	CWCapital Cobalt Ltd., Ser. 2006-C1, Class A2, 5.174%, 08/15/48	41,015
AA+(b)	2,010	Ser. 2006-C1, Class A4, 5.223%, 08/15/48	2,241,564
AAA(b)	997	Ser. 2007-C3, Class A3, 5.985%, 05/15/46(a)	1,058,320
AA+(b)	49,491	Federal National Mortgage Association, Ser. 2012-M8, Class X1, I/O, 2.379%, 12/25/19(a)	4,796,978
AA+(b)	3,712	FHLMC Multifamily Structured Pass-Through Certificates, Ser. K006, Class AX1, I/O, 1.212%, 01/25/20(a)	214,224
AA+(b)	8,270	Ser. K007, Class X1, I/O, 1.396%, 04/25/20(a)	540,213
AA+(b)	4,137	Ser. K009, Class X1, I/O, 1.668%, 08/25/20(a)	333,160
AA+(b)	2,500	Ser. K010, Class A2, 4.333%, 10/25/20	2,895,510
AA+(b)	1,488	Ser. K012, Class A2, 4.186%, 12/25/20(a)	1,712,081
AA+(b)	13,322	Ser. K014, Class X1, I/O, 1.440%, 04/25/21(a)	1,104,221
AA+(b)	1,524	Ser. K015, Class X1, I/O, 1.840%, 07/25/21(a)	169,994
AA+(b)	50,255	Ser. K020, Class X1, I/O, 1.612%, 05/25/22(a)	5,337,279
AA+(b)	30,235	Ser. K021, Class X1, I/O, 1.647%, 06/25/22(a)	3,347,671
AA+(b)	17,762	Ser. K501, Class X1A, I/O, 1.877%, 08/25/16(a)	755,594
AA+(b)	10,565	Ser. K702, Class X1, I/O, 1.719%, 02/25/18(a)	684,448

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AA+(b)	9,500	Ser. K703, Class X1, I/O, 2.253%, 05/25/18(a)	$872,412
AA+(b)	32,409	Ser. K710, Class X1, I/O, 1.915%, 05/25/19(a)	2,987,623
AA+(b)	48,613	Ser. K711, Class X1, I/O, 1.712%, 07/25/19(a)	4,373,712
AA+(b)	2,153	Ser. KAIV, Class X1, I/O, 1.390%, 06/25/21(a)	180,788
AAA(b)	3,100	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.470%, 03/10/44(a)	3,428,805
Aaa	2,100	Ser. 2007-C1, Class A2, 5.417%, 12/10/49	2,096,873
Aaa	1,699	Ser. 2007-C1, Class AAB, 5.477%, 12/10/49	1,793,536
AAA(b)	770	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4, 5.238%, 11/10/45(a)	833,980
Baa1	2,600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, 4.859%, 08/10/42(a)	2,769,226
Aa2	9,165	Ser. 2005-GG5, Class A5, 5.224%, 04/10/37	10,001,929
Aaa	3,055	Ser. 2006-GG7, Class A4, 6.060%, 07/10/38(a)(e)	3,460,041
Aaa	1,458	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,501,842
AAA(b)	4,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.553%, 04/10/38(a)	4,440,284
AAA(b)	460	Ser. 2006-GG6, Class AAB, 5.587%, 04/10/38	483,670
Aaa	867	Ser. 2006-GG8, Class A2, 5.479%, 11/10/39	879,681
Aaa	3,023	Ser. 2006-GG8, Class A4, 5.560%, 11/10/39	3,439,594
Aaa	905	Ser. 2007-GG10, Class A2, 5.778%, 08/10/45	917,610
Aa1	550	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class AJ, 4.951%, 01/12/37	567,238

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	2,080	Ser. 2005-CB13, Class A4, 5.472%, 01/12/43(a)	$2,283,480
Aaa	500	Ser. 2005-LDP3, Class A4B, 4.996%, 08/15/42	545,676
Aa2	750	Ser. 2005-LDP4, Class AM, 4.999%, 10/15/42(a)	815,846
Aaa	4,214	Ser. 2005-LDP5, Class A3, 5.397%, 12/15/44(a)	4,327,395
Aaa	2,500	Ser. 2006-CB14, Class A4, 5.481%, 12/12/44(a)	2,743,148
Aaa	3,500	Ser. 2006-LDP8, Class A4, 5.399%, 05/15/45	3,961,458
Aaa	1,448	Ser. 2007-LD11, Class A2, 5.987%, 06/15/49(a)	1,491,465
Aaa	204	Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	208,499
Aaa	4,957	Ser. 2007-LD12, Class A3, 6.126%, 02/15/51(a)	5,203,926
Aaa	6,300	Ser. 2012-CBX, Class A3, 3.139%, 06/15/45	6,735,097
Aaa	112	Ser. 2012-LC9, Class A2, 1.677%, 12/15/47	114,335
Aaa	4,000	Ser. 2012-LC9, Class A4, 2.611%, 12/15/47	4,018,174
AAA(b)	11,000	Ser. 2013-C10, Class A4, 2.875%, 12/15/47	11,216,480
AA(b)	3,870	LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM, 5.263%, 11/15/40(a)	4,257,735
Aaa	35	Ser. 2006-C3, Class A4, 5.661%, 03/15/39	39,038
AAA(b)	375	Ser. 2006-C7, Class A2, 5.300%, 11/15/38	395,789
AAA(b)	948	Ser. 2007-C1, Class A3, 5.398%, 02/15/40	973,039
AAA(b)	120	Ser. 2007-C2, Class A2, 5.303%, 02/15/40	119,745
Aaa	956	Ser. 2007-C6, Class A2, 5.845%, 07/15/40	960,102
Aaa	251	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	251,580

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	679	Ser. 2005-CIP1, Class ASB, 5.022%, 07/12/38(a)	$702,784
AAA(b)	650	Ser. 2006-C1, Class A4, 5.873%, 05/12/39(a)	733,266
AA(b)	3,380	Ser. 2006-C1, Class AM, 5.873%, 05/12/39(a)	3,821,800
Aaa	3,000	Ser. 2006-C2, Class A4, 5.742%, 08/12/43	3,402,063
AAA(b)	2,045	Ser. 2007-C1, Class A3, 6.044%, 06/12/50(a)	2,156,737
AAA(b)	1,199	Ser. 2007-C1, Class ASB, 6.044%, 06/12/50(a)	1,289,159
A(b)	940	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM, 5.718%, 02/12/39(a)	1,046,024
Aaa	5,085	Ser. 2006-2, Class A4, 6.087%, 06/12/46(a)	5,769,339
Aa2	60	Ser. 2006-2, Class AM, 6.094%, 06/12/46(a)	68,546
Aaa	309	Ser. 2006-4, Class A2, 5.112%, 12/12/49	309,456
Aaa	2,900	Ser. 2006-4, Class A3, 5.172%, 12/12/49	3,254,922
AAA(b)	975	Ser. 2007-9, Class A2, 5.590%, 09/12/49	976,051
Aaa	10,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C7, Class A3, 2.655%, 02/15/46	10,034,960
Aaa	3,400	Ser. 2013-C8, Class A3, 2.863%, 12/15/48	3,451,513
Aaa	5,900	Ser. 2013-C9, Class A3, 2.834%, 05/15/46	5,961,950
AAA(b)	1,410	Morgan Stanley Capital I, Inc., Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	1,454,982
Aaa	6,000	Ser. 2006-HQ8, Class A4, 5.597%, 03/12/44(a)	6,606,018
Aaa	708	Ser. 2006-T21, Class A4, 5.162%, 10/12/52(a)	774,703
Aaa	2	Ser. 2007-HQ11, Class A2, 5.359%, 02/12/44	2,048

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	3,800	Ser. 2007-HQ11, Class A4, 5.447%, 02/12/44(a)	$4,352,170
Aaa	2,270	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	2,339,943
BBB(b)	4,753	Ser. 2007-HQ12, Class A2, 5.763%, 04/12/49(a)	4,851,096
Aaa	4,160	Ser. 2007-IQ14, Class AAB, 5.654%, 04/15/49(a)	4,464,326
Aaa	1,000	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C2, Class A3, 3.058%, 05/10/63	1,058,213
Aaa	4,150	Ser. 2012-C4, Class A3, 2.533%, 12/10/45	4,243,574
Aaa	5,200	Ser. 2012-C4, Class A4, 2.792%, 12/10/45	5,282,103
Aaa	9,100	Ser. 2013-C5, Class A3, 2.920%, 03/10/46	9,305,087
Aa3	96,528	Ser. 2013-C5, Class XB, I/O, 144A, 0.448%, 03/10/46(a)	4,020,488
Aaa	9,500	Ser. 2013-C6, Class A3, 2.971%, 04/10/46	9,778,232
Aa1	4,200	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(a)	4,591,969
Aaa	2,551	Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	2,793,741
Aaa	750	Ser. 2006-C25, Class A4, 5.919%, 05/15/43(a)	842,115
Aaa	5,000	Ser. 2006-C25, Class A5, 5.919%, 05/15/43(a)	5,696,495
Aaa	2,544	Ser. 2006-C26, Class APB, 5.997%, 06/15/45	2,722,980
Aaa	10,927	Ser. 2006-C27, Class A3, 5.765%, 07/15/45	12,073,615
Aaa	142	Ser. 2006-C28, Class A2, 5.500%, 10/15/48	143,535
Aaa	2,500	Ser. 2006-C28, Class A4, 5.572%, 10/15/48	2,823,208
Aa2	6,500	Ser. 2007-C31, Class A4, 5.509%, 04/15/47	7,366,333

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	3,055	Ser. 2007-C32, Class APB, 5.924%, 06/15/49(a)	$3,250,042
Aaa	2,706	Ser. 2007-C33, Class A3, 6.122%, 02/15/51(a)	2,799,246
Aaa	5,680	Ser. 2007-C33, Class A4, 6.122%, 02/15/51(a)	6,524,826
Aaa	784	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	786,030

		Total commercial mortgage backed securities	404,845,573

CORPORATE BONDS 43.4%

Aerospace & Defense 0.2%
Ba2	3,000	BE Aerospace, Inc., Sr. Unsec’d. Notes, 5.250%, 04/01/22(e)	3,195,000
A2	3,130	Precision Castparts Corp., Sr. Unsec’d. Notes, 2.500%, 01/15/23	3,133,897
A2	450	3.900%, 01/15/43	457,708
Baa3	800	Textron, Inc., Sr. Unsec’d. Notes, 7.250%, 10/01/19	972,042

			7,758,647

Airlines 0.4%
Baa2	5	Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2001-1, Class A1, 6.703%, 06/15/21(c)	5,173
Ba1	170	Pass-thru Certs., Ser. 2001-1, Class B, 7.373%, 12/15/15	178,223
Baa2	439	Pass-thru Certs., Ser. 2007-1, Class B, 5.983%, 04/19/22	500,030
Baa2	415	Pass-thru Certs., Ser. 2010-1, Class A, 4.750%, 01/12/21(e)	455,941
Baa2	2,950	Pass-thru Certs., Ser. 2012-1, Class A, 4.150%, 04/11/24(e)	3,123,313
Baa2	975	Pass-thru Certs., Ser. 2012-2, Class A, 4.000%, 10/29/24	1,026,188

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa2	1,768	Delta Air Lines Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A, 6.821%, 08/10/22(e)	$2,053,403
Baa2	1,234	Pass-thru Certs., Ser. 2010-2, Class 2A, 4.950%, 05/23/19	1,354,810
Baa2	868	Pass-thru Certs., Ser. 2011-1, Class A, 5.300%, 04/15/19	963,544
Baa2	1,750	Pass-thru Certs., Ser. 2012-1, Class B, 4.750%, 05/07/20	1,907,500
Baa3	332	United Airlines Pass Through Trust, Pass-thru Certs., Ser. 2007-1, Class A, 6.636%, 07/02/22	363,014

			11,931,139

Automotive 0.9%
Baa2	350	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	389,164
A3	7,350	Daimler Finance North America LLC, Gtd. Notes, 144A, 1.300%, 07/31/15(e)	7,403,464
A3	4,025	1.875%, 01/11/18(e)	4,069,669
Ba1	1,750	Delphi Corp., Gtd. Notes, 5.875%, 05/15/19(e)	1,896,563
Baa3	1,850	Ford Motor Co., Sr. Unsec’d. Notes, 4.750%, 01/15/43	1,849,275
Baa3	5,290	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 2.375%, 01/16/18(e)	5,312,668
Baa3	2,295	2.750%, 05/15/15(e)	2,351,721
Baa3	2,588	3.000%, 06/12/17(e)	2,682,498
Baa3	2,550	4.207%, 04/15/16	2,723,428
Baa3	600	5.000%, 05/15/18	669,081
Baa1	650	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	672,784

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Baa1	250	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	$269,241

			30,289,556

Banking 10.0%
A3	2,340	American Express Co., Sr. Unsec’d. Notes, 2.650%, 12/02/22	2,344,900
A3	1,635	7.000%, 03/19/18	2,050,452
A2	2,000	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.750%, 09/15/15	2,095,046
A2	3,450	2.800%, 09/19/16	3,659,515
Baa2	3,332	Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A, 4.250%, 04/01/23	3,343,662
Aa3	650	Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A, 3.750%, 09/22/15	677,742
Aa3	1,425	3.875%, 09/20/22(e)	1,458,773
A3	4,220	Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A, 3.875%, 09/27/22	4,371,414
B1	1,500	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)(e)	1,704,037
B1	5,000	Jr. Sub. Notes, Ser. M, 8.125%, 12/29/49(a)(e)	5,700,000
Baa2	1,845	Sr. Unsec’d. Notes, 4.500%, 04/01/15	1,957,111
Baa2	9,810	5.700%, 01/24/22	11,692,500
Baa2	3,620	5.875%, 01/05/21	4,368,316
Baa2	1,265	6.000%, 09/01/17	1,470,996
Baa2	2,435	7.625%, 06/01/19(e)	3,117,453
Baa2	3,150	Sr. Unsec’d. Notes, MTN, 3.300%, 01/11/23	3,190,411
Baa2	4,210	5.000%, 05/13/21(e)	4,818,017

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa2	735	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	$781,886
Baa2	2,000	Sr. Unsec’d. Notes, Ser. L, MTN, 5.650%, 05/01/18(e)	2,321,792
Baa1	250	Bank of America NA, Sub. Notes, 5.300%, 03/15/17	281,160
Aa3	3,450	Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 2.500%, 01/11/17(e)	3,619,236
Aa2	6,475	Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes, 2.550%, 01/12/17	6,806,960
A2	1,555	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 6.750%, 05/22/19	1,947,076
A2	1,225	BB&T Corp., Sr. Unsec’d. Notes, MTN, 1.600%, 08/15/17	1,241,569
A2	600	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	747,175
Baa1	6,180	Capital One Bank USA NA, Sub. Notes, 3.375%, 02/15/23(e)	6,288,286
Baa1	1,750	Capital One Financial Corp., Sr. Unsec’d. Notes, 5.250%, 02/21/17	1,975,699
Baa1	1,500	6.750%, 09/15/17	1,818,302
Baa2	150	Sub. Notes, 6.150%, 09/01/16	171,986
Baa2	3,150	Citigroup, Inc., Sr. Unsec’d. Notes, 3.375%, 03/01/23	3,262,014
Baa2	9,695	4.500%, 01/14/22(e)	10,947,100
Baa2	750	6.125%, 11/21/17	891,886
Baa2	4,350	6.125%, 05/15/18(e)	5,235,617
Baa2	2,400	8.125%, 07/15/39	3,654,432

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa2	3,385	8.500%, 05/22/19	$4,553,539
Baa3	3,275	Sub. Notes, 4.050%, 07/30/22(e)	3,404,245
Baa3	3,575	Discover Bank, Sr. Unsec’d. Notes, 2.000%, 02/21/18	3,611,322
Ba1	6,980	Sub. Notes, 7.000%, 04/15/20	8,722,117
A3	7,900	Fifth Third Bank, Sr. Unsec’d. Notes, 1.450%, 02/28/18	7,930,067
A3	8,775	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3.625%, 01/22/23(e)	9,102,702
A3	5,840	5.250%, 07/27/21(e)	6,771,252
A3	6,640	5.750%, 01/24/22(e)	7,928,147
A3	190	5.950%, 01/18/18	221,899
A3	4,520	6.000%, 06/15/20	5,445,642
A3	575	6.150%, 04/01/18(e)	679,345
A3	840	6.250%, 09/01/17	988,110
A3	4,020	6.250%, 02/01/41	5,015,018
Baa1	185	Sub. Notes, 6.750%, 10/01/37	212,247
Aa3	1,750	HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 4.000%, 03/30/22(e)	1,938,533
Aa3	450	4.875%, 01/14/22	526,350
Aa3	230	5.100%, 04/05/21	272,823
A3	8,216	Sub. Notes, 6.500%, 05/02/36	10,346,277
A3	1,255	6.500%, 09/15/37	1,588,728
Baa2	120	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	150,833
Ba3	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A, 7.250%, 08/29/49(a)	906,750

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	3,120	ING Bank NV (Netherlands), Unsec’d. Notes, 144A, 2.000%, 09/25/15(e)	$3,172,728
Baa2	3,200	Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 3.125%, 01/15/16	3,198,838
Ba1	2,135	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)	2,486,545
A2	3,355	Sr. Unsec’d. Notes, 3.150%, 07/05/16	3,566,858
A2	7,700	3.200%, 01/25/23(e)	7,891,068
A2	5,945	3.250%, 09/23/22(e)	6,087,757
A2	5,300	4.250%, 10/15/20(e)(f)	5,936,398
A2	2,240	4.350%, 08/15/21	2,515,265
A2	2,400	4.400%, 07/22/20	2,718,912
A2	3,350	4.500%, 01/24/22	3,783,865
A2	830	5.600%, 07/15/41	1,017,451
A3	2,775	Sub. Notes, 3.375%, 05/01/23	2,767,993
A3	3,350	KeyBank NA, Sr. Unsec’d. Notes, 1.650%, 02/01/18	3,404,066
Baa1	560	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21(e)	661,260
B2	700	Krung Thai Bank PCL (Thailand), Jr. Sub. Notes, 7.378%, 10/29/49(a)	733,709
A2	1,975	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 4.200%, 03/28/17(e)	2,184,627
A2	2,250	6.375%, 01/21/21(e)	2,817,947
A2	1,070	Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	1,280,906
A1	2,700	Mizuho Corporate Bank Ltd. (Japan), Gtd. Notes, 144A, 1.850%, 03/21/18	2,722,934
Baa1	1,635	Morgan Stanley, Notes, MTN, 5.450%, 01/09/17	1,838,131

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa1	6,575	Sr. Unsec’d. Notes, 3.750%, 02/25/23(e)	$6,823,824
Baa1	2,920	5.750%, 01/25/21(e)	3,475,594
Baa1	2,360	6.375%, 07/24/42(e)	2,992,489
Baa1	2,530	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	2,947,313
Baa1	4,660	Sr. Unsec’d. Notes, Ser. G, MTN, 4.100%, 01/26/15	4,883,228
Baa1	6,275	5.500%, 07/28/21	7,364,453
A3	3,225	People’s United Financial, Inc., Sr. Unsec’d. Notes, 3.650%, 12/06/22	3,326,920
A3	6,800	PNC Bank NA, Sub. Notes, 2.950%, 01/30/23(e)	6,854,087
A3	1,600	PNC Financial Services Group, Inc., Sr. Unsec’d. Notes, 2.854%, 11/09/22	1,609,165
A3	1,650	PNC Funding Corp., Gtd. Notes, 2.700%, 09/19/16	1,742,441
A3	3,025	Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes, 6.125%, 01/11/21	3,689,390
Baa1	1,225	Sr. Unsec’d. Notes, 2.550%, 09/18/15(e)	1,261,822
Baa1	575	Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	692,583
Baa2	1,625	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15	1,681,610
Baa2	270	4.625%, 04/19/16	289,872
Baa1	1,375	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18	1,563,097
Aa3	5,125	Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, 3.000%, 01/18/23	5,266,460

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
A3	3,675	SunTrust Bank, Sr. Unsec’d. Notes, 2.750%, 05/01/23	$3,689,900
A3	1,890	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	2,012,071
A2	1,750	Sub. Notes, MTN, 2.950%, 07/15/22	1,768,856
A1	1,200	Wachovia Bank NA, Sub. Notes, 4.875%, 02/01/15	1,283,856
A2	2,150	Wells Fargo & Co., Sr. Unsec’d. Notes, 2.625%, 12/15/16	2,266,085
A2	3,325	3.676%, 06/15/16	3,594,388
A2	1,775	Sr. Unsec’d. Notes, MTN, 2.100%, 05/08/17	1,840,393
A2	5,970	3.500%, 03/08/22(e)	6,404,282
A2	1,335	4.600%, 04/01/21(e)	1,543,891
A3	4,075	Sub. Notes, Ser. M, MTN, 3.450%, 02/13/23	4,158,097

			336,141,892

Brokerage 0.1%
Baa3	1,425	Jefferies Group, Inc., Sr. Unsec’d. Notes, 6.500%, 01/20/43	1,567,090
NR	745	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 6.875%, 05/02/18(g)	179,731
Baa3	2,330	Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN, 2.000%, 09/13/16	2,342,228

			4,089,049

Building Materials & Construction 0.5%
B(b)	2,900	Cemex Finance LLC, Sr. Sec’d. Notes, RegS, 9.500%, 12/14/16	3,117,500

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Ca	1,000	Corp. GEO SAB de CV (Mexico), Gtd. Notes, 144A, 8.875%, 03/27/22(e)	$455,000
Ba3	965	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	980,189
Ba1	1,783	Mohawk Industries, Inc., Sr. Unsec’d. Notes, 3.850%, 02/01/23	1,861,618
Baa3	3,625	Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, 5.125%, 06/26/22	3,878,750
Baa3	2,820	7.125%, 06/26/42	3,228,900
Ba1	1,625	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	1,714,473
Ba1	1,885	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	1,996,479

			17,232,909

Cable 2.1%
B3	1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	1,231,938
B2	500	Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS, 11.500%, 11/20/14 (original cost $562,500; purchased 11/08/12)(c)(d)	556,250
B2	2,200	Sr. Sec’d. Notes, 144A, 11.500%, 11/20/14 (original cost $2,458,000; purchased 09/13/12 - 01/24/13)(c)(d)	2,447,500
A3	5,555	Comcast Corp., Gtd. Notes, 4.250%, 01/15/33(e)	5,873,802
A3	2,380	6.450%, 03/15/37	3,181,165
A3	2,400	6.950%, 08/15/37	3,365,258

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Baa2		3,000	COX Communications, Inc., Sr. Unsec’d. Notes, 144A, 4.500%, 06/30/43 (original cost $2,996,250; purchased 04/24/13)(c)(d)	$2,998,689
Ba3		1,650	CSC Holdings LLC, Sr. Unsec’d. Notes, 6.750%, 11/15/21	1,885,125
Ba3		715	7.625%, 07/15/18(e)	840,125
Ba3		970	8.625%, 02/15/19	1,180,975
Baa2		875	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	931,838
Baa2		175	3.550%, 03/15/15(e)	183,227
Baa2		1,810	4.750%, 10/01/14	1,908,504
Baa2		2,700	5.150%, 03/15/42	2,756,365
Ba2		3,000	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	3,187,500
Ba2		2,400	7.000%, 10/01/13	2,451,000
Ba3	GBP	3,000	Lynx I Corp. (United Kingdom), Sr. Sec’d. Notes, 144A, 6.000%, 04/15/21	4,916,352
B1	EUR	1,800	Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	2,548,299
Baa3		3,400	NET Servicos de Comunicacao SA (Brazil), Gtd. Notes, 7.500%, 01/27/20	3,825,000
Baa2		1,754	Time Warner Cable, Inc., Gtd. Notes, 5.500%, 09/01/41	1,896,602
Baa2		515	5.875%, 11/15/40	573,525
Baa2		870	6.550%, 05/01/37	1,050,044
Baa2		1,565	6.750%, 07/01/18	1,943,555
Baa2		255	8.250%, 02/14/14	269,933
Ba3	EUR	3,425	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, 5.500%, 09/15/22	4,589,490

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Ba3	EUR	4,200	Sr. Sec’d. Notes, 144A, MTN, 5.125%, 01/21/23	$5,503,536
B2		2,000	UPC Holding BV (Netherlands), Sec’d. Notes, 144A, 9.875%, 04/15/18(e)	2,230,000
Ba3		2,550	UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 6.625%, 07/01/20(e)	2,773,125
Ba2		4,000	Videotron Ltee (Canada), Gtd. Notes, 9.125%, 04/15/18	4,210,000

				71,308,722

Capital Goods 1.3%
B2		4,700	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A, 4.875%, 11/15/17(e)	4,940,875
Ba2		2,815	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	2,867,781
A2		1,525	Caterpillar Financial Services Corp., Notes, MTN, 2.625%, 03/01/23	1,538,168
A2		1,300	Deere & Co., Sr. Unsec’d. Notes, 3.900%, 06/09/42	1,322,058
Baa1		1,280	ERAC USA Finance LLC, Gtd. Notes, 144A, 2.750%, 03/15/17 (original cost $1,279,642; purchased 03/12/12)(c)(d)	1,336,045
Baa1		725	5.625%, 03/15/42 (original cost $780,078; purchased 10/10/12)(c)(d)	830,066
Baa1		270	6.200%, 11/01/16 (original cost $269,528; purchased 04/24/06)(c)(d)	311,967
Baa1		1,480	7.000%, 10/15/37 (original cost $1,723,356; purchased 10/26/11)(c)(d)	1,950,224
Baa1		1,550	FedEx Corp., Gtd. Notes, 4.100%, 04/15/43	1,544,122

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Aa3		1,550	General Electric Co., Sr. Unsec’d. Notes, 4.125%, 10/09/42(e)	$1,641,028
B1	EUR	3,350	Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	4,654,432
A3		1,280	Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A, 4.625%, 01/13/22(e)	1,404,691
Baa3		700	Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A, 2.500%, 07/11/14 (original cost $699,727; purchased 07/10/12)(c)(d)	712,700
Baa3		3,975	Sr. Unsec’d. Notes, 144A, 2.500%, 03/15/16 (original cost $3,969,117; purchased 09/24/12)(c)(d)(e)	4,113,545
Baa3		950	2.875%, 07/17/18 (original cost $947,939; purchased 01/14/13)(c)(d)	995,783
Baa3		900	Unsec’d. Notes, 144A, 3.125%, 05/11/15 (original cost $899,127; purchased 05/08/12)(c)(d)	935,778
Baa2		1,075	Pentair Finance SA (Luxembourg), Gtd. Notes, 1.875%, 09/15/17	1,079,354
A3		1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.200%, 01/15/98	1,546,196
Baa2		2,050	Roper Industries, Inc., Sr. Unsec’d. Notes, 1.850%, 11/15/17	2,078,801
A2		3,250	United Technologies Corp., Sr. Unsec’d. Notes, 4.500%, 06/01/42	3,592,098
B3		1,800	UR Merger Sub Corp., Gtd. Notes, 9.250%, 12/15/19	2,052,000
Baa2		1,505	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	1,719,974

				43,167,686

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	43

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.2%
Baa2	1,730	Agrium, Inc. (Canada), Sr. Unsec’d. Notes, 6.125%, 01/15/41	$2,108,915
Baa3	240	CF Industries, Inc., Gtd. Notes, 6.875%, 05/01/18	288,912
Baa3	195	7.125%, 05/01/20	243,805
Baa2	3,675	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 3.000%, 11/15/22(e)	3,676,488
Baa2	4,235	5.250%, 11/15/41	4,787,837
Baa2	950	5.900%, 02/15/15	1,035,055
Baa2	410	9.400%, 05/15/39	676,936
A2	4,350	E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes, 4.150%, 02/15/43	4,586,249
Baa1	5,300	Ecolab, Inc., Sr. Unsec’d. Notes, 1.450%, 12/08/17	5,281,694
Baa3	3,575	Lyondellbasell Industries NV (Netherlands), Sr. Unsec’d. Notes, 5.000%, 04/15/19	4,074,027
Ba1	2,200	Mexichem SAB de CV (Mexico), Gtd. Notes, 144A, 6.750%, 09/19/42	2,524,500
Ba1	900	Sr. Unsec’d. Notes, RegS, 4.875%, 09/19/22	978,750
Ba1	1,000	Sr. Unsec’d. Notes, 144A, 4.875%, 09/19/22	1,087,500
Baa3	3,930	Phosagro OAO via Phosagro Bond Funding Ltd. (Ireland), Gtd. Notes, 144A, 4.204%, 02/13/18	4,018,425
Ba1	2,425	Sibur Securities Ltd. (Ireland), Gtd. Notes, 144A, 3.914%, 01/31/18	2,383,169
Baa2	850	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	1,065,155

			38,817,417

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer
Baa2	950	ADT Corp. (The), Sr. Unsec’d. Notes, 144A, 4.125%, 06/15/23	$997,308

Electric 1.4%
Ba3	500	AES Corp. (The), Sr. Unsec’d. Notes, 7.750%, 03/01/14	528,100
Ba3	1,250	9.750%, 04/15/16	1,512,500
Baa2	7,100	American Electric Power Co., Inc., Sr. Unsec’d. Notes, Ser. F, 2.950%, 12/15/22(e)	7,174,124
A3	690	Commonwealth Edison Co., First Mtge. Bonds, 6.450%, 01/15/38	964,298
A3	3,050	Connecticut Light & Power Co. (The), 2.500%, 01/15/23	3,096,058
Baa3	965	Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	1,083,213
A1	1,025	Duke Energy Carolinas LLC, First Mtge. Bonds, 4.000%, 09/30/42	1,046,070
A1	1,000	4.250%, 12/15/41(h)	1,065,008
Baa2	1,250	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	1,302,484
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	882,665
Baa2	185	Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes, 8.350%, 08/01/13	187,833
Baa2	1,200	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	1,217,191
Baa2	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 01/15/14(e)	1,040,142

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	45

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa3	2,475	Entergy Corp., Sr. Unsec’d. Notes, 4.700%, 01/15/17(e)	$2,706,742
Baa2	125	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	135,017
Baa2	750	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.200%, 10/01/17(e)	881,378
Baa2	800	6.250%, 10/01/39(e)	965,478
Baa3	2,310	FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. C, 7.375%, 11/15/31	2,763,467
A3	1,050	Georgia Power Co., Sr. Unsec’d. Notes, Ser. 10-C, 4.750%, 09/01/40	1,164,818
Baa1	15	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	15,763
Baa1	500	Nevada Power Co., Genl. Ref. Mtge., 5.375%, 09/15/40	618,317
Baa3	545	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	683,522
A3	1,800	Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 4.450%, 04/15/42	1,943,957
A2	790	PacifiCorp, First Mtge. Bonds, 4.100%, 02/01/42(e)	832,333
Baa2	4,000	Progress Energy, Inc., Sr. Unsec’d. Notes, 3.150%, 04/01/22(e)	4,146,480
A1	1,950	Public Service Electric & Gas Co., Sec’d. Notes, MTN, 3.800%, 01/01/43(e)	1,994,811
A3	2,550	Puget Sound Energy, Inc., Sr. Sec’d. Notes, 4.434%, 11/15/41(e)	2,843,418

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa1	725	Southern Power Co., Sr. Unsec’d. Notes, 5.150%, 09/15/41(e)	$839,575
Baa3	725	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 05/15/18	854,141
A3	1,075	Virginia Electric and Power Co., Sr. Unsec’d. Notes, 2.950%, 01/15/22(e)	1,145,968

			45,634,871

Energy—Integrated 1.4%
A2	3,035	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 3.245%, 05/06/22(e)	3,202,556
A2	1,615	3.561%, 11/01/21	1,757,663
A2	435	4.500%, 10/01/20	504,196
A2	680	5.250%, 11/07/13	697,099
Baa2	2,425	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 4.450%, 09/15/42	2,443,966
Baa2	2,950	Sr. Unsec’d. Notes, Ser. WI, 6.750%, 11/15/39	3,954,056
Baa2	1,375	LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A, 7.250%, 11/05/19	1,663,750
Ba2	5,000	Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A, 7.250%, 12/12/21(e)	5,700,000
Baa2	4,528	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	5,103,509
Baa1	6,550	Sasol Financing International PLC (United Kingdom), Gtd. Notes, 4.500%, 11/14/22	6,723,575
Baa1	5,850	Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes, 6.100%, 06/01/18	7,094,488

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	47

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Integrated (cont’d.)
Baa2	1,100	TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, MTN, 6.625%, 03/20/17	$1,254,000
Aa1	6,400	Total Capital Canada Ltd. (Canada), Gtd. Notes, 2.750%, 07/15/23	6,511,309

			46,610,167

Energy—Other 1.6%
B(b)	900	Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS, 10.250%, 04/08/19	1,073,250
B(b)	1,400	11.500%, 02/01/16	1,662,500
Baa3	1,300	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	1,556,031
Baa3	2,150	6.450%, 09/15/36(e)	2,747,758
Baa3	175	6.950%, 06/15/19	221,659
Baa3	1,600	7.950%, 06/15/39(e)	2,351,317
A3	1,225	Apache Corp., Sr. Unsec’d. Notes, 4.750%, 04/15/43	1,292,860
Baa1	2,775	Cameron International Corp., Sr. Unsec’d. Notes, 5.950%, 06/01/41	3,516,169
Baa1	1,900	Devon Energy Corp., Sr. Unsec’d. Notes, 4.750%, 05/15/42(e)	1,959,732
A1	1,380	Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	1,566,581
A2	1,730	Halliburton Co., Sr. Unsec’d. Notes, 4.500%, 11/15/41(e)	1,953,218
Baa3	1,060	Kerr-McGee Corp., Gtd. Notes, 6.950%, 07/01/24	1,355,223
Baa2	4,450	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	4,686,366

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
A2	1,400	National Oilwell Varco, Inc., Sr. Unsec’d. Notes, 3.950%, 12/01/42	$1,399,474
Baa2	4,950	Noble Energy, Inc., Sr. Unsec’d. Notes, 4.150%, 12/15/21	5,533,461
Baa2	1,622	6.000%, 03/01/41	2,041,522
Baa1	795	Phillips 66, Gtd. Notes, Ser. WI, 2.950%, 05/01/17	846,282
Baa3	1,300	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.650%, 03/15/17	1,524,979
Baa3	700	6.875%, 05/01/18	854,057
Baa3	4,750	7.500%, 01/15/20	6,130,146
Ba1	1,000	Precision Drilling Corp. (Canada), Gtd. Notes, 6.625%, 11/15/20(e)	1,077,500
Baa1	2,170	Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A, 3.149%, 03/06/17(e)	2,191,592
Baa3	1,775	Transocean, Inc. (Cayman Islands), Gtd. Notes, 2.500%, 10/15/17	1,808,189
Baa2	525	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(e)	584,461
Baa2	5,020	5.950%, 04/15/42(e)	5,494,962

			55,429,289

Foods 2.0%
A3	1,450	Anheuser-Busch InBev Finance, Inc., Gtd. Notes, 4.000%, 01/17/43(e)	1,477,364
A3	2,050	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 2.500%, 07/15/22	2,062,573
A3	800	6.875%, 11/15/19	1,044,703

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	49

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
A3	3,075	7.750%, 01/15/19(f)	$4,056,352
A3	1,880	8.000%, 11/15/39	3,040,996
A3	450	8.200%, 01/15/39	743,228
B3	3,200	ARAMARK Corp., Gtd. Notes, 144A, 5.750%, 03/15/20(e)	3,352,000
Baa2	2,075	Beam, Inc., Sr. Unsec’d. Notes, 1.875%, 05/15/17	2,118,606
Baa3	1,500	BFF International Ltd. (Cayman Islands), Gtd. Notes, RegS, 7.250%, 01/28/20	1,805,625
Baa2	1,320	Bunge Ltd. Finance Corp., Gtd. Notes, 5.875%, 05/15/13	1,322,328
Baa2	1,200	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 3.200%, 01/25/23(e)	1,227,136
Baa2	1,450	3.250%, 09/15/22(e)	1,488,334
Baa2	1,200	4.650%, 01/25/43	1,260,793
B3	4,920	Cott Beverages, Inc., Gtd. Notes, 8.125%, 09/01/18	5,399,700
Ba2	3,450	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	3,915,750
B2	1,510	Dole Food Co., Inc., Sec’d. Notes, 13.875%, 03/15/14	1,614,749
Baa2	1,800	H.J. Heinz Co., Sr. Unsec’d. Notes, 2.850%, 03/01/22(e)	1,820,250
B1	4,675	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	4,902,906
Ba3	500	JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 11.625%, 05/01/14 (original cost $574,375; purchased 01/30/12)(c)(d)	545,625

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Ba3	2,580	Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21 (original cost $2,385,675; purchased 12/07/11 - 12/08/11)(c)(d)(e)	$2,734,800
Ba3	500	8.250%, 02/01/20 (original cost $492,845; purchased 01/25/12)(c)(d)(e)	552,500
Baa2	1,175	Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 5.000%, 06/04/42	1,331,529
Baa2	2,640	6.125%, 08/23/18	3,218,501
B1	2,270	Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A, 12.250%, 02/10/22	2,803,450
Baa2	930	Mondelez International, Inc., Sr. Unsec’d. Notes, 6.125%, 02/01/18	1,115,941
Baa1	1,390	SABMiller Holdings, Inc., Gtd. Notes, 144A, 3.750%, 01/15/22	1,519,938
B2	3,220	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	3,220,000
Baa3	5,005	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16	5,721,941

			65,417,618

Gaming 0.3%
B3	1,030	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21	1,148,450
B2	1,550	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15(e)	1,651,215
B3	2,000	MGM Resorts International, Inc., Gtd. Notes, 7.625%, 01/15/17(e)	2,270,000
B1	2,500	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17(e)	2,643,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	51

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
B1	2,100	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16 (original cost $2,248,000; purchased 06/22/11 - 06/28/12)(c)(d)	$2,252,250

			9,965,665

Healthcare & Pharmaceutical 2.0%
Baa1	1,600	AbbVie, Inc., Sr. Unsec’d. Notes, 144A, 4.400%, 11/06/42	1,689,646
Baa1	3,005	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	3,444,478
Baa1	2,985	5.375%, 05/15/43(e)	3,562,791
A2	1,375	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 4.000%, 09/18/42	1,379,213
Baa2	1,900	Celgene Corp., Sr. Unsec’d. Notes, 1.900%, 08/15/17(e)	1,937,118
Ba3	2,600	Community Health Systems, Inc., Sr. Sec’d. Notes, 5.125%, 08/15/18(e)	2,782,000
Baa3	2,900	Express Scripts Holding Co., Gtd. Notes, 2.750%, 11/21/14	2,984,158
Baa1	4,680	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	5,853,847
A1	3,850	GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes, 2.850%, 05/08/22(h)	3,997,597
B3	4,925	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	5,854,594
B3	1,295	Sr. Unsec’d. Notes, 6.375%, 01/15/15	1,395,363
B3	1,500	7.190%, 11/15/15	1,665,000

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
B3	190	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	$211,137
Baa2	325	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 3.750%, 08/23/22	334,695
Baa3	2,700	Life Technologies Corp., Sr. Unsec’d. Notes, 4.400%, 03/01/15	2,855,145
Baa2	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.500%, 02/15/14	1,046,994
Baa3	1,450	Mylan, Inc., Gtd. Notes, 144A, 6.000%, 11/15/18	1,590,154
Baa3	1,410	7.625%, 07/15/17(e)	1,566,767
A1	1,500	Roche Holdings, Inc., Gtd. Notes, 144A, 7.000%, 03/01/39(e)	2,235,729
A1	3,275	Sanofi (France), Sr. Unsec’d. Notes, 1.250%, 04/10/18	3,289,407
Baa1	1,790	St Jude Medical, Inc., Sr. Unsec’d. Notes, 3.250%, 04/15/23	1,843,399
A3	525	Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes, 2.950%, 12/18/22	535,826
A3	3,110	Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes, 3.650%, 11/10/21	3,364,274
B1	4,000	Valeant Pharmaceuticals International, Gtd. Notes, 144A, 6.500%, 07/15/16(e)	4,167,500
Baa3	1,200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 4.625%, 10/01/42	1,185,311
Baa2	450	Zoetis, Inc., Sr. Unsec’d. Notes, 144A, 3.250%, 02/01/23(e)	462,044
Baa2	4,505	4.700%, 02/01/43(e)	4,754,951

			65,989,138

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	53

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance 0.9%
Baa1	1,775	Aetna, Inc., Sr. Unsec’d. Notes, 4.125%, 11/15/42	$1,778,864
Baa1	1,150	4.500%, 05/15/42	1,204,678
Baa1	1,910	6.000%, 06/15/16	2,197,342
Baa1	1,825	6.750%, 12/15/37	2,485,436
Baa2	965	CIGNA Corp., Sr. Unsec’d. Notes, 5.375%, 03/15/17	1,102,291
Baa2	2,225	5.375%, 02/15/42(e)	2,621,435
Baa2	905	5.875%, 03/15/41	1,117,777
Baa3	500	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 5.450%, 06/15/21	595,789
Baa3	1,775	5.950%, 03/15/17	2,057,703
Baa3	2,100	6.125%, 01/15/15	2,265,656
A3	625	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 3.950%, 10/15/42	613,029
A3	1,930	4.250%, 03/15/43(e)	1,991,766
A3	1,410	4.375%, 03/15/42	1,481,421
A3	1,725	4.625%, 11/15/41	1,853,414
A3	185	5.700%, 10/15/40	228,492
A3	130	5.800%, 03/15/36	161,430
A3	490	5.950%, 02/15/41	621,076
A3	1,000	6.000%, 06/15/17	1,190,977
A3	475	6.625%, 11/15/37	638,558
Baa2	660	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	700,821
Baa2	3,025	4.650%, 01/15/43(e)	3,215,799

			30,123,754

Insurance 2.6%
Baa1	240	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	275,910
Baa1	890	7.500%, 08/01/16	1,056,027

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
A3	175	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	$211,254
Baa1	625	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	625,923
Baa1	280	4.875%, 06/01/22	322,525
Baa1	200	5.050%, 10/01/15	218,790
Baa1	5,785	6.400%, 12/15/20	7,238,180
Baa1	850	8.250%, 08/15/18	1,102,272
Baa1	3,330	Sr. Unsec’d. Notes, MTN, 5.450%, 05/18/17	3,811,804
Baa1	4,560	5.850%, 01/16/18(e)	5,348,990
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/01/14	2,518,093
Aa2	4,290	Berkshire Hathaway, Inc., Sr. Unsec’d. Notes, 4.500%, 02/11/43(e)	4,498,279
A3	650	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	723,125
Baa1	525	Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.000%, 07/15/34	611,737
Baa3	1,200	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22(e)	1,422,115
Baa3	1,660	6.100%, 10/01/41	2,092,221
Baa2	1,325	Liberty Mutual Group, Inc., Gtd. Notes, 144A, 4.950%, 05/01/22	1,474,856
Baa2	350	5.000%, 06/01/21	388,604
Baa2	625	6.500%, 05/01/42	735,246
Baa2	1,190	Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	1,373,157
Ba1	940	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	951,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	55

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa2	865	Sr. Unsec’d. Notes, 4.200%, 03/15/22(e)	$959,120
Baa2	600	6.300%, 10/09/37	766,213
Baa2	2,510	7.000%, 06/15/40	3,456,438
Baa2	800	8.750%, 07/01/19	1,089,950
Baa2	2,750	Markel Corp., Sr. Unsec’d. Notes, 4.900%, 07/01/22	3,099,564
Baa2	300	5.000%, 03/30/43	312,765
Baa2	6,680	7.125%, 09/30/19	8,241,156
A1	1,645	Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A, 5.375%, 12/01/41	1,964,222
A1	550	8.875%, 06/01/39	892,817
Baa2	759	MetLife Capital Trust IV, Jr. Sub. Notes, 144A, 7.875%, 12/15/37	952,545
A3	2,700	MetLife, Inc., Sr. Unsec’d. Notes, 4.125%, 08/13/42	2,687,572
A3	2,750	7.717%, 02/15/19	3,613,621
A2	1,525	Nippon Life Insurance Co. (Japan), Sub. Notes, 144A, 5.000%, 10/18/42(a)	1,594,930
Aa2	190	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40	244,830
Baa1	360	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.375%, 04/30/20	429,234
A3	3,100	Principal Financial Group, Inc., Gtd. Notes, 4.350%, 05/15/43	3,204,761
A3	275	4.625%, 09/15/42	296,944
A2	365	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	406,063
A3	1,375	Sompo Japan Insurance, Inc. (Japan), Jr. Sub. Notes, 144A, 5.325%, 03/28/73(a)	1,428,281

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
A1	5,235	Swiss Re Treasury (US) Corp., Gtd. Notes, 144A, 4.250%, 12/06/42(e)	$5,294,935
Aa2	830	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	1,148,324
Baa2	225	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	262,555
Baa3	630	Willis Group Holdings PLC (Ireland), Gtd. Notes, 4.125%, 03/15/16	667,866
Baa2	2,675	WR Berkley Corp., Sr. Unsec’d. Notes, 4.625%, 03/15/22(e)	2,972,610
Baa2	2,235	5.375%, 09/15/20	2,563,534
Ba1	260	XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E, 6.500%, 12/31/49(a)	255,450
Baa2	25	Sr. Unsec’d. Notes, 5.250%, 09/15/14	26,400

			85,833,558

Lodging 0.7%
A3	3,025	Carnival Corp. (Panama), Gtd. Notes, 1.200%, 02/05/16	3,032,520
B2	1,283	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	1,425,734
Baa2	5,055	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	5,318,360
Baa2	4,840	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 7.150%, 12/01/19	6,120,616
Baa3	1,375	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 2.500%, 03/01/18	1,386,166

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	57

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Baa3	1,230	2.950%, 03/01/17	$1,266,195
Baa3	5,015	4.250%, 03/01/22	5,308,759
Baa3	980	5.625%, 03/01/21	1,116,066

			24,974,416

Media & Entertainment 1.8%
Caa1	1,716	AMC Entertainment, Inc., Gtd. Notes, 9.750%, 12/01/20(e)	1,994,850
Baa1	90	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A, 6.100%, 02/15/18	107,403
Baa2	1,950	CBS Corp., Gtd. Notes, 1.950%, 07/01/17	1,990,966
Baa2	225	4.850%, 07/01/42	233,090
Baa2	1,660	5.900%, 10/15/40	1,911,229
Baa2	2,128	8.875%, 05/15/19	2,846,909
B1	5,935	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 9.125%, 08/01/18	6,650,909
B1	803	Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A, 6.500%, 11/15/22	853,187
B1	2,172	6.500%, 11/15/22(e)	2,329,470
Baa2	1,025	Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A, 5.307%, 05/11/22	1,122,375
Baa2	678	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	865,470
Caa2	530	Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 11.250%, 02/04/17	564,450
Ba2	3,000	Lamar Media Corp., Gtd. Notes, 9.750%, 04/01/14	3,225,000

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
B2		1,300	Liberty Interactive LLC, Sr. Unsec’d. Notes, 5.700%, 05/15/13	$1,301,199
B2		5,000	8.250%, 02/01/30	5,600,000
A3		600	NBCUniversal Media LLC, Gtd. Notes, 4.375%, 04/01/21	692,152
A3		1,455	5.950%, 04/01/41	1,862,068
Baa1		1,075	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	1,321,378
Baa1		2,355	6.150%, 02/15/41(e)	2,957,871
Baa1		160	6.900%, 08/15/39	209,804
Baa1		550	7.625%, 11/30/28	742,799
Baa1		3,370	8.250%, 08/10/18	4,444,396
B2		1,000	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	1,076,250
Ba3		2,400	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	2,469,000
Ba3		1,800	8.600%, 08/15/16	2,088,000
Caa1		900	SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	996,750
Baa2		520	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	685,435
Baa2		1,040	Time Warner Entertainment Co. LP, Gtd. Notes, 8.375%, 07/15/33(e)	1,491,134
Baa2		775	Time Warner, Inc., Gtd. Notes, 4.900%, 06/15/42	837,963
Baa2		2,590	6.250%, 03/29/41	3,228,261
B1	EUR	1,000	TVN Finance Corp. II AB (Sweden), Gtd. Notes, RegS, 10.750%, 11/15/17	1,435,476

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	59

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa1	315	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	$330,446
Baa1	1,851	4.500%, 02/27/42	1,806,482
Baa1	1,064	Sr. Unsec’d. Notes, 144A, 4.375%, 03/15/43	1,013,337

			61,285,509

Metals 1.3%
Ba1	3,100	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 4.250%, 08/05/15	3,238,939
Ba1	3,300	6.125%, 06/01/18(e)	3,614,800
Baa2	1,750	Barrick Gold Corp. (Canada), Unsec’d. Notes, 144A, 4.100%, 05/01/23	1,753,563
B1	3,760	Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS, 12.500%, 07/08/15	4,004,400
B1	2,500	FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A, 6.000%, 04/01/17(e)	2,600,000
B1	1,300	Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	1,391,000
Baa1	445	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	494,373
Baa3	1,075	OJSC Novolipetsk Steel via Steel Funding Ltd. (Ireland), Unsec’d. Notes, 144A, 4.450%, 02/19/18	1,083,062
Ba1	3,625	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18	3,915,000
Ba1	1,985	PT Adaro Indonesia Tbk (Indonesia), Gtd. Notes, RegS, 7.625%, 10/22/19	2,166,032
B1	3,025	Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Sec’d. Notes, 144A, 7.750%, 04/27/17	3,210,281

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
A3	1,100	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 8.950%, 05/01/14	$1,189,475
Baa2	1,400	Southern Copper Corp., Sr. Unsec’d. Notes, 6.750%, 04/16/40	1,622,127
Baa2	2,055	7.500%, 07/27/35	2,556,270
Baa2	615	Teck Resources Ltd. (Canada), Gtd. Notes, 6.250%, 07/15/41	666,491
Baa2	3,975	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 1.800%, 10/23/15	4,024,068
Baa2	4,200	2.450%, 10/25/17	4,271,879
Baa2	1,375	2.850%, 11/10/14	1,408,616

			43,210,376

Non-Captive Finance 1.3%
Baa2	2,800	Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A, 3.750%, 11/16/22	2,725,800
Ba3	1,500	CIT Group, Inc., Sr. Unsec’d. Notes, 144A, 4.750%, 02/15/15(e)	1,578,750
A1	4,900	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 2.300%, 04/27/17(h)	5,097,759
A1	5,314	5.875%, 01/14/38(e)(f)	6,439,590
A1	2,300	Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19	2,817,859
A1	4,160	6.875%, 01/10/39(f)	5,637,890
A2	545	Sub. Notes, 5.300%, 02/11/21(e)	633,146
Baa2	900	HSBC Finance Capital Trust IX, Gtd. Notes, 5.911%, 11/30/35(a)(e)	913,500
Baa2	145	HSBC Finance Corp., Sub. Notes, 6.676%, 01/15/21	175,458

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	61

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Ba2		1,275	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	$1,364,250
Ba3		575	Sr. Unsec’d. Notes, 5.750%, 05/15/16	625,418
Ba3		700	6.250%, 05/15/19(e)	784,875
Ba3		1,000	8.625%, 09/15/15	1,140,000
Ba2		1,750	Nelnet, Inc., Jr. Sub. Notes, 3.659%, 09/29/36(a)	1,308,125
Aa2		407	Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.005%, 07/03/33(a)(c)	331,525
Baa3		2,895	Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22(e)	3,035,337
Ba1		630	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	685,125
Ba1		1,750	Sr. Unsec’d. Notes, MTN, 3.875%, 09/10/15	1,816,365
Ba1		1,450	5.050%, 11/14/14	1,517,489
Ba1		650	6.000%, 01/25/17	703,625
Ba1		1,800	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15	1,903,597
Caa1		1,700	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN, 6.900%, 12/15/17	1,769,062

				43,004,545

Packaging 0.1%
Ba2	EUR	730	Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, 7.375%, 07/15/21	1,115,194
Ba2		1,225	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	1,436,313

				2,551,507

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Paper 0.8%
Baa2	3,697	Georgia-Pacific LLC, Sr. Unsec’d. Notes, 7.375%, 12/01/25 (original cost $5,036,312; purchased 12/20/12)(c)(d)	$5,132,885
Baa3	2,290	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	2,787,175
Baa3	1,075	7.300%, 11/15/39	1,473,392
Baa3	5,690	7.950%, 06/15/18	7,335,667
Baa3	2,225	9.375%, 05/15/19	3,083,058
Baa3	1,650	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19(e)	2,017,538
Ba1	975	Rock-Tenn Co., Gtd. Notes, 4.000%, 03/01/23	1,013,167
Ba1	1,140	4.450%, 03/01/19	1,251,519
Ba1	1,700	4.900%, 03/01/22	1,886,823

			25,981,224

Pipelines & Other 1.3%
Ba2	2,480	Amerigas Finance LLC/Amerigas Finance Corp., Gtd. Notes, 7.000%, 05/20/22(e)	2,771,400
Baa2	1,130	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 5.850%, 01/15/41	1,466,287
Ba1	2,009	El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes, 6.500%, 04/01/20	2,476,621
Baa3	510	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	565,133
Baa3	2,200	5.150%, 02/01/43	2,294,611
Baa1	2,900	Enterprise Products Operating LLC, Gtd. Notes, 4.850%, 08/15/42(e)	3,095,875

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	63

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa2	2,150	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 3.950%, 09/01/22(e)	$2,329,927
Baa2	5,000	5.000%, 08/15/42(e)	5,357,035
Baa2	2,925	5.000%, 03/01/43(e)	3,140,730
Baa2	520	7.300%, 08/15/33	686,320
Baa2	1,600	Magellan Midstream Partners LP, Sr. Unsec’d. Notes, 4.200%, 12/01/42	1,586,010
Baa2	5,500	4.250%, 02/01/21	6,142,900
Baa3	1,725	NiSource Finance Corp., Gtd. Notes, 4.800%, 02/15/44	1,774,835
Baa3	355	5.450%, 09/15/20	419,679
Baa2	1,250	ONEOK Partners LP, Gtd. Notes, 2.000%, 10/01/17	1,270,778
Baa1	2,060	Sempra Energy, Sr. Unsec’d. Notes, 2.300%, 04/01/17(e)	2,148,084
Baa1	750	6.500%, 06/01/16	872,027
Baa3	1,950	Sunoco Logistics Partners Operations LP, Gtd. Notes, 4.950%, 01/15/43(e)	1,994,914
Baa1	1,500	Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 4.450%, 08/01/42	1,549,355
Baa3	700	Western Gas Partners LP, Sr. Unsec’d. Notes, 4.000%, 07/01/22	738,945
Baa2	1,475	Williams Partners LP, Sr. Unsec’d. Notes, 4.000%, 11/15/21(e)	1,582,436

			44,263,902

Railroads 0.5%
Ba3	2,275	Brunswick Rail Finance Ltd. (Ireland), Gtd. Notes, 144A, 6.500%, 11/01/17	2,400,125

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Railroads (cont’d.)
A3	3,425	Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes, 4.375%, 09/01/42	$3,546,649
Baa2	4,167	CSX Corp., Sr. Unsec’d. Notes, 4.100%, 03/15/44	4,093,698
Baa1	3,700	Norfolk Southern Railway Co., Sr. Unsec’d. Notes, 9.750%, 06/15/20	5,431,167
Baa1	1,800	Union Pacific Corp., Sr. Unsec’d. Notes, 6.250%, 05/01/34	2,374,103

			17,845,742

Real Estate Investment Trusts 0.8%
B1	4,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes, 7.750%, 02/15/19(e)	4,380,000
Baa2	4,700	Digital Realty Trust LP, Gtd. Notes, 4.500%, 07/15/15	5,013,321
Baa2	1,100	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	1,155,607
Baa2	1,225	Mack-Cali Realty LP, Sr. Unsec’d. Notes, 2.500%, 12/15/17	1,249,914
Baa2	700	4.600%, 06/15/13	703,097
Baa1	1,830	Realty Income Corp., Sr. Unsec’d. Notes, 5.500%, 11/15/15	2,022,807
A3	6,250	Simon Property Group LP, Sr. Unsec’d. Notes, 144A, 1.500%, 02/01/18	6,272,200
A3	245	Sr. Unsec’d. Notes, 2.800%, 01/30/17	259,073
A3	350	3.375%, 03/15/22	373,188
A3	260	4.200%, 02/01/15	273,741
A3	3,065	6.125%, 05/30/18	3,758,882

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	65

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
A3	340	6.750%, 05/15/14	$356,097
A3	600	10.350%, 04/01/19	872,629
A2	1,450	WEA Finance LLC/WT Finance Australia Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	1,606,079

			28,296,635

Retailers 1.1%
Baa2	1,320	AutoZone, Inc., Sr. Unsec’d. Notes, 3.700%, 04/15/22	1,385,665
Baa2	2,690	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	3,305,644
Baa2	1,395	6.125%, 09/15/39	1,772,844
Baa2	1,572	6.250%, 06/01/27	2,044,120
A3	2,525	Home Depot, Inc. (The), Sr. Unsec’d. Notes, 4.200%, 04/01/43(e)	2,646,814
Baa1	3,000	Kohl’s Corp., Sr. Unsec’d. Notes, 3.250%, 02/01/23(e)	2,968,977
Ba1	5,325	Limited Brands, Inc., Gtd. Notes, 5.625%, 02/15/22	5,744,344
A3	1,250	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 4.650%, 04/15/42	1,373,284
Baa3	475	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22(e)	508,565
Baa3	3,820	4.300%, 02/15/43(e)	3,693,890
Baa1	250	Nordstrom, Inc., Sr. Unsec’d. Notes, 4.000%, 10/15/21(e)	281,301
Ba2	2,700	QVC, Inc., Sr. Sec’d. Notes, 144A, 7.500%, 10/01/19	2,976,939

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
B2	2,950	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	$3,088,281
A2	536	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	786,597
Baa1	2,925	Walgreen Co., Sr. Unsec’d. Notes, 1.800%, 09/15/17(e)	2,985,869
Aa2	525	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.625%, 04/15/41	677,029

			36,240,163

Technology 1.7%
Baa2	950	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	1,003,607
Aa1	6,950	Apple, Inc., Sr. Unsec’d. Notes, 2.400%, 05/03/23	6,940,757
Baa3	275	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	285,443
Ba2	3,500	Audatex North America, Inc., Gtd. Notes, 144A, 6.750%, 06/15/18	3,766,875
Caa1	3,300	Avaya, Inc., Gtd. Notes, 144A, 10.500%, 03/01/21(e)	3,044,250
Caa1	6,692	CDW LLC/CDW Finance Corp., Gtd. Notes, 12.535%, 10/12/17	7,193,900
B3	3,700	CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19 (original cost $3,783,125; purchased 09/29/11 - 05/15/12)(c)(d)(e)	4,042,250

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	67

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Baa3	3,300	Fidelity National Information Services, Inc., Gtd. Notes, 7.875%, 07/15/20	$3,720,750
Baa2	150	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	157,313
Baa2	5,305	3.125%, 06/15/16	5,590,059
Baa1	1,930	Hewlett-Packard Co., Sr. Unsec’d. Notes, 3.300%, 12/09/16	2,014,106
B3	2,800	Interactive Data Corp., Gtd. Notes, 10.250%, 08/01/18	3,181,500
Ba1	2,900	Jabil Circuit, Inc., Sr. Unsec’d. Notes, 4.700%, 09/15/22(e)	2,943,500
Ba1	1,050	Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 6.875%, 05/01/20	1,140,562
Ba1	2,500	Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes, 6.800%, 10/01/16(e)	2,825,000
Baa3	968	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	1,016,400
Caa1	1,150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20(e)	1,270,750
B2	3,500	TransUnion LLC/TransUnion Financing Corp., Gtd. Notes, 11.375%, 06/15/18	4,007,500
Baa2	1,100	Xerox Corp., Sr. Unsec’d. Notes, 2.950%, 03/15/17(e)	1,140,429
Baa2	1,050	4.250%, 02/15/15	1,107,450
Baa2	540	8.250%, 05/15/14	580,664

			56,973,065

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 2.0%
A2		2,040	America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes, 3.125%, 07/16/22(e)	$2,075,959
A3		910	AT&T, Inc., Sr. Unsec’d. Notes, 144A, 4.300%, 12/15/42	891,731
A3		3,700	Sr. Unsec’d. Notes, 5.350%, 09/01/40	4,177,622
A3		3,250	6.550%, 02/15/39(f)	4,170,559
BB+(b)		3,025	Bharti Airtel International Netherlands BV (Netherlands), Gtd. Notes, 144A, 5.125%, 03/11/23	3,108,490
Baa2		825	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 2.000%, 06/22/15	847,572
Baa2		3,460	9.625%, 12/15/30	5,570,752
A2		470	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 8.500%, 11/15/18	629,910
Ba2		1,710	CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. P, 7.600%, 09/15/39	1,761,300
Caa1		2,450	Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 8.250%, 09/30/20	2,621,500
B3	EUR	2,150	Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS, 11.750%, 01/31/20	3,355,261
Baa3		2,890	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $3,266,830; purchased 05/04/11 - 05/11/11)(c)(d)	3,320,804
Baa3		1,890	7.995%, 06/01/36 (original cost $2,040,482; purchased 08/17/12)(c)(d)	2,079,996
Ba1		3,500	Indosat Palapa Co. BV (Netherlands), Gtd. Notes, RegS, 7.375%, 07/29/20	3,933,125

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	69

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Ba3		1,250	MetroPCS Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18	$1,376,562
Baa3		1,250	Qwest Corp., Sr. Unsec’d. Notes, 3.530%, 06/15/13(a)	1,253,327
Baa3		1,610	7.500%, 10/01/14	1,739,360
A3		3,500	SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN, 2.125%, 05/01/18	3,524,353
B3		2,000	Sprint Nextel Corp., Sr. Unsec’d. Notes, 6.000%, 12/01/16(e)	2,170,000
B3		3,450	7.000%, 08/15/20(e)	3,777,750
Baa3		1,600	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.950%, 09/30/14	1,669,501
A3		2,050	Verizon Communications, Inc., Sr. Unsec’d. Notes, 3.850%, 11/01/42(e)	1,879,948
A3		525	4.750%, 11/01/41	544,925
A3		930	6.000%, 04/01/41	1,133,124
A3		600	6.400%, 02/15/38	755,342
A3		2,210	7.350%, 04/01/39(e)	3,098,040
Ba3		1,250	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A, 7.748%, 02/02/21(e)	1,429,688
Ba3		200	9.125%, 04/30/18(c)	240,180
B3	EUR	1,400	Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS, 11.750%, 07/15/17	1,972,792
B3		350	Sec’d. Notes, 144A, 11.750%, 07/15/17(e)	375,375
B3	EUR	1,900	11.750%, 07/15/17	2,677,360

				68,162,208

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Textiles, Apparel & Luxury Goods 0.1%
Ba3	3,121	PVH Corp., Sr. Unsec’d. Notes, 7.375%, 05/15/20	$3,507,224

Tobacco 1.0%
Baa1	5,375	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	8,957,793
Baa1	940	10.200%, 02/06/39	1,600,409
Baa3	5,625	Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A, 2.050%, 02/11/18	5,702,394
Baa2	2,075	Lorillard Tobacco Co., Gtd. Notes, 2.300%, 08/21/17(e)	2,102,384
Baa2	340	3.500%, 08/04/16	359,968
Baa2	305	8.125%, 06/23/19	390,491
A2	1,700	Philip Morris International, Inc., Sr. Unsec’d. Notes, 4.125%, 03/04/43(e)	1,724,254
A2	3,210	4.375%, 11/15/41	3,367,627
Baa2	5,000	Reynolds American, Inc., Gtd. Notes, 3.250%, 11/01/22(e)	5,034,610
Baa2	2,375	6.750%, 06/15/17	2,852,164

			32,092,094

		Total corporate bonds	1,455,126,995

COVERED BONDS 0.7%
A3	1,395	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	1,216,022
Aaa	16,800	DNB Boligkreditt AS (Norway), Covered Notes, 144A, 1.450%, 03/21/18	16,919,280
Aaa	6,360	Swedbank Hypotek AB (Sweden), Covered Notes, 144A, 1.375%, 03/28/18	6,399,432

		Total covered bonds	24,534,734

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	71

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
FOREIGN AGENCIES 3.1%
Aa3	100	China Development Bank Corp. (China), Sr. Unsec’d. Notes, 5.000%, 10/15/15	$109,373
Baa3	2,000	DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, RegS, 6.850%, 07/02/37	2,402,500
Baa3	1,720	Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, RegS, MTN, 6.375%, 10/21/16	1,928,550
Ba1	625	Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A, 5.375%, 11/04/16	678,125
Baa1	1,600	GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 4.950%, 05/23/16	1,717,808
Baa1	2,547	Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.510%, 03/07/22	2,970,439
Baa1	1,000	9.250%, 04/23/19	1,302,500
Baa1	1,800	Sr. Unsec’d. Notes, 144A, MTN, 8.625%, 04/28/34	2,497,500
Baa3	3,565	KazMunayGas National Co. (Kazakhstan), Gtd. Notes, 144A, MTN, 9.125%, 07/02/18	4,554,287
Baa3	2,725	Sr. Unsec’d. Notes, 144A, 5.750%, 04/30/43	2,746,694
Baa3	2,650	Sr. Unsec’d. Notes, 144A, MTN, 11.750%, 01/23/15	3,067,375
Aa3	6,790	Korea Development Bank (South Korea), Sr. Unsec’d. Notes, 3.500%, 08/22/17	7,272,151
Aa3	2,825	3.875%, 05/04/17	3,055,181
Aa3	1,550	Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes, 4.625%, 11/16/21	1,754,011
A1	4,075	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 3.000%, 09/19/22	4,066,650
A1	2,125	4.750%, 07/13/21(e)	2,397,419

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
FOREIGN AGENCIES (Continued)
A1		1,000	Sr. Unsec’d. Notes, RegS, 4.750%, 07/13/21	$1,128,197
A1		3,400	6.250%, 06/17/14	3,582,475
Baa3		4,945	Majapahit Holding BV (Netherlands), Gtd. Notes, RegS, 7.250%, 06/28/17	5,767,106
Baa3		5,945	7.750%, 10/17/16	6,925,925
A3		2,675	Petrobras International Finance Co. - PifCo. (Cayman Islands), Gtd. Notes, 5.375%, 01/27/21(e)	2,953,914
NR		7,245	Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	6,984,180
Baa1		2,675	Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, 3.500%, 01/30/23(e)	2,721,813
Baa1		2,445	5.500%, 06/27/44	2,677,275
Baa1		1,925	Gtd. Notes, 4.875%, 01/24/22(e)	2,189,688
Baa1		4,300	5.500%, 01/21/21	5,041,750
Baa1		4,100	5.500%, 06/27/44	4,489,500
Baa1		2,055	8.000%, 05/03/19	2,671,500
Ba1		3,100	Power Sector Assets & Liabilities Management Corp. (Philippines), Gtd. Notes, RegS, 7.390%, 12/02/24	4,223,750
Baa2		2,400	State Bank of India (India), Sr. Unsec’d. Notes, 144A, 4.125%, 08/01/17	2,501,040
Baa2	EUR	3,816	Sr. Unsec’d. Notes, MTN, RegS, 4.500%, 11/30/15	5,300,317
Baa1		2,075	VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18	2,327,112

			Total foreign agencies	104,006,105

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	73

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)
MORTGAGE BACKED SECURITIES 3.5%
3		Federal Home Loan Mortgage Corp., 2.533%, 07/01/30(a)	$2,918
1,500		3.500%, TBA 30 YR	1,594,453
4,615		4.500%, 09/01/39 - 10/01/39	4,942,763
1,138		5.000%, 01/01/39 - 07/01/40	1,231,474
927		5.500%, 10/01/33 - 07/01/34	1,032,000
743		6.000%, 10/01/32 - 12/01/36	826,516
278		6.500%, 07/01/32 - 11/01/33	319,968
130		7.000%, 09/01/32	152,696
23		8.500%, 08/01/24 - 11/01/24	27,444
87		Federal National Mortgage Association, 1.578%, 09/01/40(a)	90,530
15		2.356%, 09/01/31(a)	16,292
3,000		3.000%, TBA 15 YR	3,164,063
37		3.162%, 05/01/36(a)	38,180
16,500		4.000%, TBA 30 YR	17,660,156
19		4.500%, 08/01/33	21,066
12,000		4.500%, TBA 30 YR	12,928,125
16		4.503%, 01/01/28(a)	16,850
4,014		5.000%, 10/01/17 - 03/01/34	4,365,435
2,000		5.000%, TBA 30 YR	2,165,312
7,984		5.500%, 03/01/16 - 03/01/35	8,764,075
2,574		6.000%, 12/01/16 - 06/01/37	2,850,708
1,237		6.500%, 12/01/17 - 11/01/33	1,395,774
90		7.000%, 03/01/32 - 06/01/32	107,350
9		Government National Mortgage Association, 1.625%, 11/20/29(a)	9,532
53		1.750%, 05/20/30(a)	55,160
4,500		3.500%, TBA 30 YR	4,888,125
3,000		3.500%, TBA 30 YR	3,267,656
15,000		4.000%, TBA 30 YR	16,314,843
11,433		4.500%, 02/20/41	12,658,569
6,000		4.500%, TBA 30 YR	6,540,937
4,000		4.500%, TBA 30 YR	4,380,625
4,114		5.000%, 08/20/39	4,585,005
23		5.500%, 08/15/33	24,908
1,000		5.500%, TBA 30 YR	1,092,656
167		6.000%, 01/15/33 - 12/15/33	190,770
733		6.500%, 09/15/32 - 07/15/38	842,244
920	(i)	8.000%, 08/20/31	1,079
750	(i)	8.500%, 06/15/30	890

		Total mortgage backed securities	118,567,147

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS 1.3%

California 0.5%
Aa3	3,755	Bay Area Toll Authority, BABs, Taxable, Revenue Bonds, 6.263%, 04/01/49	$5,293,949
A1	525	6.907%, 10/01/50	771,908
Aa1	1,130	California Institute of Technology, 4.700%, 11/01/2111	1,205,712
Aa3	2,280	Los Angeles Department of Water & Power, BABs, Taxable, Revenue Bonds, 5.716%, 07/01/39	2,889,307
A1	835	State of California, BABs, GO, 7.300%, 10/01/39	1,203,636
A1	275	7.625%, 03/01/40	413,273
A1	920	State of California, BABs, Taxable, Revenue Bonds, GO, 7.600%, 11/01/40	1,392,907
A1	1,600	State of California, BABs, Taxable, Var. Purp., GO, 7.550%, 04/01/39	2,401,088
Aa1	500	University of California, BABs, Revenue Bonds, 5.770%, 05/15/43	633,080

			16,204,860

Colorado
Aa2	475	Regional Transportation Dist. Colo. Sales Tax Rev., BABs, Ser. B, 5.844%, 11/01/50	653,771

Illinois 0.2%
A2	3,170	Chicago O’Hare International Airport, BABs, Revenue Bonds, 6.395%, 01/01/40	4,223,771
A2	1,910	State of Illinois, Taxable, GO, 4.421%, 01/01/15	2,009,721

			6,233,492

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	75

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS (Continued)

New Jersey 0.2%
A3	725	New Jersey State Turnpike Authority, BABs, Taxable, Issuer Subsidy, Revenue Bonds, Ser. A, 7.102%, 01/01/41	$1,064,155
A3	2,250	Ser. F, 7.414%, 01/01/40	3,417,930
Aa3	1,600	Port Authority of New York & New Jersey Consolidated Bonds, 174th Series, 4.458%, 10/01/62	1,677,568
Aa2	1,350	Rutgers, State University of New Jersey (The), BABs, Taxable, Ser. H, GO, 5.665%, 05/01/40	1,718,941

			7,878,594

New York 0.2%
Aa3	675	Memorial Sloan-Kettering Cancer Center, 4.125%, 07/01/52	680,606
Aa2	3,300	New York City Municipal Water Finance Authority, BABs, Taxable, Ser. CC, 5.882%, 06/15/44	4,540,107

			5,220,713

Ohio 0.1%
Aa1	2,810	Ohio State University (The), BABs, Taxable, Ser. A, 4.800%, 06/01/2111	3,145,936
Aa1	295	Ser. C, 4.910%, 06/01/40	351,404
Aaa	375	Ohio State Water Development Authority, BABs, Taxable, Revenue Bonds, 4.879%, 12/01/34	440,940

			3,938,280

Oregon
Aa2	235	Oregon State Department of Transportation, BABs, Taxable, Subordinated Lien, Revenue Bonds, Ser. A, 5.834%, 11/15/34	310,259

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
MUNICIPAL BONDS (Continued)

Pennsylvania 0.1%
A1		400	Pennsylvania State Turnpike Commission, BABs, Ser. A, 6.105%, 12/01/39	$514,708
A1		1,155	Ser. B, 5.511%, 12/01/45	1,422,429

				1,937,137

Tennessee
Aa2		550	Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Subordinated, Revenue Bonds, Ser. B, 6.731%, 07/01/43	708,900

Texas
Aa1		980	San Antonio Taxable Electric & Gas Rev., Taxable, Ser. 2012, 4.427%, 02/01/42	1,106,185
Aaa		200	Texas State Transportation Commission, BABs, Taxable, First Tier, Revenue Bonds, Ser. B, 5.028%, 04/01/26	245,340

				1,351,525

			Total municipal bonds	44,437,531

SOVEREIGNS 7.3%
NR		3,000	Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN, 2.750%, 03/05/15	3,118,320
NR		1,000	Sr. Unsec’d. Notes, Ser. E, 144A, MTN, 2.875%, 09/15/14	1,031,744
Baa2		2,600	Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes, 5.625%, 01/07/41	3,259,100
Baa2		2,200	7.125%, 01/20/37	3,228,500
Baa2	EUR	1,400	7.375%, 02/03/15	2,055,280
Baa2		1,280	8.250%, 01/20/34	2,053,120

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	77

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
SOVEREIGNS (Continued)
			Unsec’d. Notes,
Baa2	EUR	4,450	11.000%, 06/26/17	$8,166,509
Baa2	EUR	200	Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, 4.250%, 07/09/17	290,388
Baa2		300	8.250%, 01/15/15	336,450
			Sr. Unsec’d. Notes, RegS
Baa2		1,700	8.250%, 01/15/15	1,906,550
Baa3		2,245	Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, 7.375%, 09/18/37	3,398,930
Aa3		1,190	Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes, 3.750%, 01/15/16	1,263,466
C	EUR	3,600	Hellenic Republic Government International Bond (Greece), Bonds, Ser. PSI, 2.000%, 02/24/23	2,523,219
C	JPY	278,900	Sr. Unsec’d. Notes, Ser. 9BR, 5.800%, 07/14/15	2,345,981
Ba1		3,622	Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 4.125%, 02/19/18	3,658,220
Ba1		3,300	5.375%, 02/21/23	3,402,234
Ba1	EUR	1,795	Sr. Unsec’d. Notes, RegS, 6.000%, 01/11/19	2,541,717
Baa3		4,000	Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, 4.875%, 05/05/21	4,535,000
Baa3		2,000	11.625%, 03/04/19	2,965,000
Baa3		1,490	Sr. Unsec’d. Notes, 144A, MTN, 4.625%, 04/15/43	1,538,425
Ba1	EUR	11,700	Ireland Government Bond (Ireland), Bonds, 4.400%, 06/18/19	16,680,154
Ba1	EUR	6,280	Unsec’d. Notes, 4.500%, 04/18/20	8,967,317
Baa2	EUR	4,015	Italy Buoni Poliennali del Tesoro (Italy), Bonds, 4.750%, 05/01/17	5,732,292
Baa2	EUR	7,610	6.500%, 11/01/27	12,348,458

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
SOVEREIGNS (Continued)
BBB+(b)		2,725	Italy Government International Bond (Italy), Sr. Unsec’d. Notes, 4.375%, 06/15/13	$2,735,069
Baa2	JPY	335,000	4.500%, 06/08/15	3,594,141
BBB+(b)		500	5.250%, 09/20/16	539,900
			Sr. Unsec’d. Notes, RegS,
Baa2	JPY	285,000	3.450%, 03/24/17	2,940,892
Baa2	CHF	1,500	Sr. Unsec’d. Notes, Ser. E, MTN, 2.500%, 03/02/15	1,636,804
Baa2	EUR	1,280	Sr. Unsec’d. Notes, Ser. E, MTN, RegS, 5.750%, 07/25/16	1,862,695
Aa3		1,000	Kingdom of Belgium (Belgium), Notes, 144A, 8.875%, 12/01/24	1,508,271
Baa1	EUR	9,700	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, 2.750%, 04/22/23	13,074,618
Baa1		3,040	Sr. Unsec’d. Notes, MTN, 4.750%, 03/08/44(e)	3,363,760
Baa1	EUR	7,070	Sr. Unsec’d. Notes, Ser. G, MTN, 4.250%, 07/14/17	10,390,897
Baa1	GBP	500	6.750%, 02/06/24	989,977
Baa1	ITL	750,000	11.000%, 05/08/17	700,638
Baa2		2,663	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., RegS, 1.580%, 05/31/18(j)	2,462,485
Baa2		290	Sr. Sec’d. Notes, 144A, 1.750%, 05/31/18(j)	268,163
Baa3		3,000	Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS, 4.000%, 11/21/18	3,165,000
Baa2	EUR	5,502	Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	7,952,985
Ba1	EUR	3,426	Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, 6.250%, 03/15/16	5,078,383

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	79

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
SOVEREIGNS (Continued)
BB(b)		6,100	Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS, 3.500%, 03/25/15	$6,039,000
Ba3	EUR	700	Portugal Obrigacoes Do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 3.850%, 04/15/21	828,573
Ba3	EUR	920	4.100%, 04/15/37	912,331
Ba3	EUR	3,000	4.450%, 06/15/18	3,910,553
Ba3	EUR	9,020	4.750%, 06/14/19	11,661,510
Ba3	EUR	1,550	4.800%, 06/15/20	1,981,260
Aa2		2,400	Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A, 5.750%, 01/20/42	3,048,000
Aa3		2,280	Republic of Korea (South Korea), Sr. Unsec’d. Notes, 7.125%, 04/16/19	2,950,771
Baa3	EUR	2,000	Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS, 5.000%, 03/18/15	2,771,127
Baa1		4,200	Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A, 3.250%, 04/04/17	4,441,500
A2		1,500	Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes, RegS, 4.375%, 05/21/22	1,644,690
Baa1	EUR	2,900	South Africa Government Bond (South Africa), Unsec’d. Notes, Ser. E, MTN, 4.500%, 04/05/16	4,164,790
Baa3	EUR	8,780	Spain Government Bond (Spain), Bonds, 4.250%, 10/31/16	12,208,956
Baa3	EUR	2,925	5.850%, 01/31/22	4,377,812
Baa3		3,500	Notes, 144A, MTN, 4.000%, 03/06/18	3,577,000
Baa3		5,150	Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 06/17/13	5,156,889
Baa3	EUR	800	Sr. Unsub. Notes, 4.700%, 07/30/41	1,045,322
Ba1	TRY	5,800	Turkey Government International Bond (Turkey), Bonds, 4.840%, 07/17/13(j)	3,202,739

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
SOVEREIGNS (Continued)
Ba1	EUR	401	Sr. Unsec’d. Notes, 5.125%, 05/18/20	$600,446
Ba1	EUR	2,200	5.875%, 04/02/19	3,409,822
Ba1		1,500	6.750%, 04/03/18	1,788,750
Ba1		2,830	7.000%, 06/05/20	3,551,650
Ba1		1,600	8.000%, 02/14/34	2,328,000
Baa3	EUR	490	Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 6.875%, 01/19/16	734,035
Baa3	EUR	500	7.000%, 06/28/19	814,995

			Total sovereigns	246,761,573

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.6%
		6,370	Federal Home Loan Mortgage Corp., 0.875%, 03/07/18	6,394,384
		13,995	1.375%, 05/01/20	14,036,033

			Total U.S. government agency obligations	20,430,417

U.S. GOVERNMENT TREASURY SECURITIES 5.0%
		45,465	U.S. Treasury Bonds, 2.000%, 02/15/23(e)	46,793,442
		6,555	2.750%, 11/15/42	6,358,350
		22,510	6.125%, 11/15/27	33,553,969
		11,000	7.250%, 08/15/22	16,514,608
		895	U.S. Treasury Notes, 0.250%, 02/28/15	895,699
		11,830	0.250%, 04/15/16(e)	11,809,664
		4,035	0.375%, 03/15/16	4,043,510
		20,575	0.625%, 04/30/18	20,521,958
		2,965	0.750%, 03/31/18(e)	2,977,972
		6,235	1.125%, 03/31/20	6,249,615
		3,700	U.S. Treasury Strip Coupon, 2.230%, 02/15/25(k)	2,875,829
		1,730	2.820%, 02/15/27(k)	1,240,709
		18,600	2.960%, 11/15/27(e)(k)	12,945,153

			Total U.S. Government Treasury Securities	166,780,478

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	81

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
PREFERRED STOCK

Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	$621,280

	Total long-term investments (cost $3,164,229,387)	3,293,437,347

SHORT-TERM INVESTMENTS 15.2%

AFFILIATED MUTUAL FUNDS
2,882,648	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,547,516)(l)	26,923,934
482,329,812	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $482,329,812; includes $365,821,792 of cash collateral received for securities on loan)(l)(m)	482,329,812

	Total affiliated mutual funds (cost $510,877,328)	509,253,746

	Total Investments 113.3% (cost $3,675,106,715; Note 5)	3,802,691,093
	Liabilities in excess of other assets(n) (13.3%)	(447,299,967)

	Net Assets 100.0%	$3,355,391,126

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset Backed Security

ARM—Adjustable Rate Mortgage

AUD—Australian Dollar

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW— Australian Bank Bill Rate

BRL—Brazilian Real

See Notes to Financial Statements.

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BROIS— Brazil Interbank Deposit Rate

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CHF—Swiss Franc

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

CZK—Czech Koruna

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GBP—British Pound

GO—General Obligation

HUF—Hungarian Forint

I/O—Interest Only

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

MEXIBOR—Mexico Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

NOK—Norwegian Krone

NR—Not Rated

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Rouble

RON—Romanian New Leu

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s Ratings.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Standard and Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

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as of April 30, 2013 (Unaudited) continued

(d)	Indicates a restricted security, the aggregate original cost of such securities is $41,221,910. The aggregate value of $42,551,647 is approximately 1.3% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $357,472,252; cash collateral of $365,821,792 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Amount is actual; not rounded to thousands.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at April 30, 2013.
(k)	The rate shown is the effective yield at April 30, 2013.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
	Long Positions:
695	2 Year U.S. Treasury Notes	Jun. 2013	$153,131,464	$153,334,375	$202,911
3,128	5 Year U.S. Treasury Notes	Jun. 2013	387,513,864	389,875,875	2,362,011
2,602	10 Year U.S. Treasury Notes	Jun. 2013	344,483,388	347,001,094	2,517,706
499	U.S. Long Bond	Jun. 2013	70,756,091	74,039,125	3,283,034

					8,365,662

	Short Positions:
182	Euro-Bobl	Jun. 2013	30,301,356	30,375,278	(73,922)
377	Euro Schatz	Jun. 2013	54,971,719	54,986,304	(14,585)
1,014	U.S. Ultra Bond	Jun. 2013	164,321,287	166,644,563	(2,323,276)

					(2,411,783)

					$5,953,879

See Notes to Financial Statements.

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Forward foreign currency exchange contracts outstanding at April 30, 2013:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
Expiring 07/23/13	Goldman Sachs Group LP	AUD	24,718,321	$25,279,575	$25,464,501	$184,926
Expiring 07/23/13	Goldman Sachs Group LP	AUD	6,457,763	6,632,600	6,652,705	20,105
British Pound
Expiring 07/25/13	Goldman Sachs Group LP	GBP	4,293,711	6,645,600	6,666,253	20,653
Canadian Dollar
Expiring 07/22/13	Citibank NA	CAD	24,443,431	23,778,073	24,215,405	437,332
Expiring 07/22/13	Goldman Sachs Group LP	CAD	6,807,752	6,623,100	6,744,244	121,144
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	771,165,920	1,636,600	1,627,523	(9,077)
Expiring 06/11/13	Credit Suisse First Boston	CLP	10,038,995,753	20,871,093	21,186,999	315,906
Chinese Yuan Renminbi
Expiring 06/21/13	Citibank NA	CNY	27,809,186	4,428,214	4,498,965	70,751
Expiring 07/12/13	Citibank NA	CNY	87,977,622	14,032,996	14,217,138	184,142
Expiring 10/29/13	Citibank NA	CNY	19,907,952	3,148,000	3,203,024	55,024
Expiring 10/29/13	Citibank NA	CNY	6,953,101	1,108,700	1,118,696	9,996
Expiring 10/29/13	Citibank NA	CNY	6,831,384	1,087,800	1,099,113	11,313
Expiring 10/29/13	UBS AG	CNY	36,012,317	5,675,700	5,794,082	118,382
Expiring 10/29/13	UBS AG	CNY	13,097,862	2,082,000	2,107,337	25,337
Czech Koruna
Expiring 07/24/13	Citibank NA	CZK	97,391,242	4,899,067	4,974,754	75,687
Expiring 07/24/13	Morgan Stanley	CZK	65,574,991	3,316,300	3,349,577	33,277
Expiring 07/24/13	UBS AG	CZK	98,221,087	4,984,200	5,017,143	32,943
Hungarian Forint
Expiring 07/24/13	Goldman Sachs Group LP	HUF	3,640,196,647	15,742,140	15,881,246	139,106
Indian Rupee
Expiring 07/15/13	Citibank NA	INR	582,618,543	10,470,183	10,652,723	182,540
Expiring 07/15/13	UBS AG	INR	360,001,104	6,588,600	6,582,338	(6,262)
Expiring 11/05/13	UBS AG	INR	276,272,100	5,000,400	4,951,661	(48,739)
Mexican Peso
Expiring 07/22/13	Citibank NA	MXN	320,511,320	25,857,619	26,209,885	352,266

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	85

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
New Zealand Dollar
Expiring 07/23/13	Goldman Sachs Group LP	NZD	18,760,953	$15,724,699	$15,986,726	$262,027
Expiring 07/23/13	Goldman Sachs Group LP	NZD	7,876,279	6,623,100	6,711,595	88,495
Expiring 07/23/13	Goldman Sachs Group LP	NZD	7,811,854	6,632,600	6,656,697	24,097
Norwegian Krone
Expiring 07/24/13	Deutsche Bank Securities Corp.	NOK	29,105,219	4,994,800	5,030,602	35,802
Expiring 07/24/13	Goldman Sachs Group LP	NOK	90,213,475	15,347,967	15,592,670	244,703
Expiring 07/24/13	Goldman Sachs Group LP	NOK	39,026,871	6,645,600	6,745,479	99,879
Expiring 07/24/13	Goldman Sachs Group LP	NOK	38,920,541	6,632,600	6,727,101	94,501
Expiring 07/24/13	Morgan Stanley	NOK	28,907,187	5,000,400	4,996,374	(4,026)
Peruvian Nuevo Sol
Expiring 05/31/13	Citibank NA	PEN	60,824,584	23,491,652	22,961,022	(530,630)
Philippine Peso
Expiring 06/18/13	Citibank NA	PHP	450,902,488	11,025,859	10,931,329	(94,530)
Polish Zloty
Expiring 07/24/13	Deutsche Bank Securities Corp.	PLN	21,137,362	6,659,700	6,650,182	(9,518)
Expiring 07/24/13	Goldman Sachs Group LP	PLN	62,346,435	19,683,727	19,615,274	(68,453)
Romanian New Leu
Expiring 07/24/13	Goldman Sachs Group LP	RON	18,785,293	5,660,700	5,670,900	10,200
Expiring 07/24/13	UBS AG	RON	75,911,362	22,560,210	22,916,106	355,896
Russian Rouble
Expiring 06/13/13	Citibank NA	RUB	386,059,090	12,341,648	12,302,604	(39,044)
Expiring 10/09/13	Citibank NA	RUB	158,263,111	4,910,200	4,947,938	37,738
Expiring 10/09/13	Citibank NA	RUB	155,821,864	4,901,600	4,871,615	(29,985)
Expiring 10/09/13	Citibank NA	RUB	103,580,352	3,233,400	3,238,336	4,936
Singapore Dollar
Expiring 07/23/13	Goldman Sachs Group LP	SGD	8,211,804	6,667,200	6,667,427	227
Expiring 07/23/13	JPMorgan Chase & Co.	SGD	54,620,350	44,145,862	44,348,019	202,157

See Notes to Financial Statements.

86	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Swedish Krona
Expiring 07/24/13	Goldman Sachs Group LP	SEK	114,289,784	$17,439,069	$17,600,514	$161,445
Expiring 07/24/13	Goldman Sachs Group LP	SEK	21,726,808	3,333,600	3,345,907	12,307
Expiring 07/24/13	Morgan Stanley	SEK	70,070,340	10,612,200	10,790,764	178,564
Expiring 07/24/13	Morgan Stanley	SEK	54,676,682	8,307,000	8,420,155	113,155
Swiss Franc
Expiring 07/24/13	JPMorgan Chase & Co.	CHF	7,741,936	8,334,000	8,333,892	(108)
Taiwan Dollar
Expiring 05/20/13	UBS AG	TWD	201,760,411	6,858,400	6,838,332	(20,068)
Expiring 11/13/13	Citibank NA	TWD	69,098,735	2,419,000	2,349,066	(69,934)
Expiring 11/13/13	UBS AG	TWD	138,343,152	4,843,100	4,703,085	(140,015)
Thai Baht
Expiring 05/28/13	Citibank NA	THB	93,455,308	3,199,100	3,178,810	(20,290)
Expiring 05/28/13	Goldman Sachs Group LP	THB	94,215,871	3,156,300	3,204,680	48,380
Expiring 05/28/13	HSBC Securities, Inc.	THB	93,561,296	3,133,500	3,182,415	48,915
Expiring 05/28/13	JPMorgan Chase & Co.	THB	93,780,551	3,190,900	3,189,873	(1,027)
Expiring 05/28/13	Morgan Stanley	THB	141,213,350	4,767,500	4,803,263	35,763
Expiring 05/28/13	UBS AG	THB	373,273,646	12,454,494	12,696,615	242,121
Expiring 05/28/13	UBS AG	THB	104,749,119	3,609,400	3,562,961	(46,439)
Turkish Lira
Expiring 07/30/13	Citibank NA	TRY	17,725,813	9,766,654	9,795,323	28,669

						$3,582,662

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Sold:
Australian Dollar
Expiring 07/23/13	Deutsche Bank Securities Corp.	AUD	5,518,532	$5,616,000	$5,685,122	$(69,122)
British Pound
Expiring 07/25/13	Citibank NA	GBP	11,796,469	17,989,733	18,314,749	(325,016)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	87

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	5,385,248,480	$11,200,600	$11,365,405	$(164,805)
Expiring 08/16/13	Citibank NA	CLP	1,605,335,825	3,303,500	3,358,383	(54,883)
Expiring 08/16/13	Citibank NA	CLP	636,371,064	1,310,700	1,331,297	(20,597)
Euro
Expiring 07/25/13	Goldman Sachs Group LP	EUR	25,384,102	33,025,428	33,449,752	(424,324)
Expiring 07/25/13	Goldman Sachs Group LP	EUR	7,636,472	9,925,000	10,062,916	(137,916)
Expiring 07/25/13	Goldman Sachs Group LP	EUR	4,048,071	5,285,700	5,334,322	(48,622)
Hungarian Forint
Expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	1,456,533,969	6,276,700	6,354,485	(77,785)
Expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	1,141,339,865	4,941,400	4,979,374	(37,974)
Expiring 07/24/13	UBS AG	HUF	1,064,183,104	4,620,900	4,642,758	(21,858)
Indian Rupee
Expiring 03/04/14	UBS AG	INR	368,217,763	6,280,900	6,476,162	(195,262)
Expiring 03/04/14	UBS AG	INR	254,856,956	4,386,900	4,482,388	(95,488)
Japanese Yen
Expiring 07/25/13	Credit Suisse First Boston	JPY	394,424,661	3,970,000	4,047,985	(77,985)
Expiring 07/25/13	Goldman Sachs Group LP	JPY	4,037,859,222	40,693,519	41,440,594	(747,075)
Expiring 07/25/13	JPMorgan Chase & Co.	JPY	581,423,365	5,848,100	5,967,154	(119,054)
Expiring 07/25/13	UBS AG	JPY	32,861,917	330,100	337,262	(7,162)
Mexican Peso
Expiring 07/22/13	JPMorgan Chase & Co.	MXN	81,745,485	6,588,600	6,684,755	(96,155)
Norwegian Krone
Expiring 07/24/13	Goldman Sachs Group LP	NOK	37,640,846	6,343,606	6,505,916	(162,310)
Expiring 07/24/13	Morgan Stanley	NOK	32,988,625	5,616,000	5,701,817	(85,817)
Expiring 07/24/13	Morgan Stanley	NOK	19,602,984	3,308,300	3,388,217	(79,917)
Peruvian Nuevo Sol
Expiring 08/02/13	Citibank NA	PEN	26,855,074	10,255,900	10,109,943	145,957
Expiring 08/02/13	Citibank NA	PEN	17,412,130	6,623,100	6,555,024	68,076

See Notes to Financial Statements.

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Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Philippine Peso
Expiring 06/18/13	UBS AG	PHP	276,276,288	$6,685,047	$6,697,827	$(12,780)
Expiring 06/18/13	UBS AG	PHP	174,626,200	4,238,500	4,233,502	4,998
Polish Zloty
Expiring 07/24/13	Citibank NA	PLN	21,315,706	6,623,100	6,706,292	(83,192)
Expiring 07/24/13	Credit Suisse First Boston	PLN	21,174,492	6,616,700	6,661,864	(45,164)
Expiring 07/24/13	Morgan Stanley	PLN	10,644,540	3,316,300	3,348,958	(32,658)
Russian Rouble
Expiring 07/18/13	Citibank NA	RUB	381,163,268	12,168,604	12,076,281	92,323
Singapore Dollar
Expiring 07/23/13	JPMorgan Chase & Co.	SGD	19,763,988	15,895,500	16,047,017	(151,517)
Expiring 07/23/13	UBS AG	SGD	14,498,974	11,689,515	11,772,183	(82,668)
Swedish Krona
Expiring 07/24/13	Goldman Sachs Group LP	SEK	35,051,651	5,306,100	5,397,920	(91,820)
Expiring 07/24/13	Morgan Stanley	SEK	50,531,434	7,609,200	7,781,791	(172,591)
Swiss Franc
Expiring 07/24/13	JPMorgan Chase & Co.	CHF	7,832,353	8,278,900	8,431,223	(152,323)
Taiwan Dollar
Expiring 11/13/13	UBS AG	TWD	207,441,887	7,143,316	7,052,151	91,165
Thai Baht
Expiring 05/28/13	Citibank NA	THB	286,782,875	9,925,000	9,754,698	170,302
Expiring 05/28/13	JPMorgan Chase & Co.	THB	281,026,162	9,617,300	9,558,888	58,412
Expiring 05/28/13	JPMorgan Chase & Co.	THB	191,970,554	6,623,100	6,529,730	93,370
Expiring 05/28/13	UBS AG	THB	234,913,232	7,984,000	7,990,392	(6,392)

						(3,155,629)

						$427,033

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	89

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Currency swap agreements outstanding at April 30, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
4,206	3 Month LIBOR	EUR	3,250	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	$(70,030)	$—	$(70,030)
2,571	3 Month LIBOR	EUR	1,980	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(31,861)	—	(31,861)
5,552	3 Month LIBOR	EUR	4,200	3 month EURIBOR minus 26.00 bps	Barclays Bank PLC	01/14/15	23,125	—	23,125
57,079	3 Month LIBOR	EUR	43,030	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	432,617	—	432,617
196	3 Month LIBOR	EUR	150	3 month EURIBOR minus 31.70 bps	Barclays Bank PLC	12/14/15	(1,540)	—	(1,540)
396	3 Month LIBOR	EUR	300	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	01/04/16	1,037	—	1,037
1,205	3 Month LIBOR	JPY	120,000	3 month JPY LIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	(24,039)	—	(24,039)
5,581	3 Month LIBOR	EUR	4,200	3 month EURIBOR minus 25.75 bps	Citibank NA	01/18/15	51,842	—	51,842
47,692	3 Month LIBOR	EUR	35,845	3 month EURIBOR minus 26.00 bps	Citibank NA	01/25/15	501,665	—	501,665
2,491	3 Month LIBOR	JPY	242,815	3 month JPY LIBOR minus 32.75 bps	Citibank NA	05/02/15	179	—	179
1,284	3 Month LIBOR	JPY	100,000	4.50%	Citibank NA	06/08/15	208,488	(56,203)	264,691
448	3 Month LIBOR	JPY	35,000	4.50%	Citibank NA	06/08/15	73,411	(17,610)	91,021
508	3 Month LIBOR	EUR	400	3 month EURIBOR minus 31.25 bps	Citibank NA	11/15/15	(18,161)	—	(18,161)
2,329	3 Month LIBOR	EUR	1,920	4.50%	Citibank NA	11/30/15	(287,694)	(21,885)	(265,809)
1,395	3 Month LIBOR	EUR	1,060	3 month EURIBOR minus 30.00 bps	Citibank NA	12/18/15	868	—	868
2,247	3 Month LIBOR	JPY	175,000	3.45%	Citibank NA	03/24/17	572,819	10,901	561,918
3,030	3 Month LIBOR	EUR	2,485	4.25%	Citibank NA	07/14/17	(620,014)	(258,836)	(361,178)
1,969	3 Month LIBOR	EUR	1,610	4.25%	Citibank NA	07/14/17	(405,625)	(182,593)	(223,032)
4,879	3 Month LIBOR	EUR	3,660	3 month EURIBOR minus 25.75 bps	HSBC Bank NA	01/17/15	60,538	—	60,538
23,110	3 Month LIBOR	EUR	17,415	3 month EURIBOR minus 26.00 bps	HSBC Bank NA	01/25/15	182,773	—	182,773
275	3 Month LIBOR	EUR	210	3 month EURIBOR minus 30.50 bps	HSBC Bank NA	12/17/15	(1,289)	—	(1,289)
1,993	3 Month LIBOR	EUR	1,550	3 month EURIBOR minus 31.75 bps	HSBC Bank NA	09/28/17	(41,882)	—	(41,882)

See Notes to Financial Statements.

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Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements (cont’d.):
1,604	3 Month LIBOR	CHF	1,500	3 month CHF LIBOR minus 29.00 bps	HSBC Bank NA	04/24/15	$(8,273)	$—	$(8,273)
7,872	3 Month LIBOR	EUR	6,000	3 month EURIBOR minus 28.375 bps	JPMorgan Chase Bank	10/19/14	(22,617)	—	(22,617)
762	3 Month LIBOR	EUR	600	3 month EURIBOR minus 31.25 bps	JPMorgan Chase Bank	11/15/14	(26,115)	—	(26,115)
1,164	3 Month LIBOR	EUR	950	4.50%	JPMorgan Chase Bank	11/30/15	(132,951)	(20,152)	(112,799)

							$417,271	$(546,378)	$963,649

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Forward Rate Agreement outstanding at April 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter forward rate agreement:
CHF 235,000	12/25/13	(0.030)%	3 month CHF LIBOR(1)	$74,779	$—	$74,779	Barclays Bank PLC

(1)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
29,815	12/14/14	0.351%	3 month LIBOR(1)	$43,691	$—	$43,691	Citibank NA
48,310	01/25/16	0.503%	3 month LIBOR(2)	(177,762)	—	(177,762)	Citibank NA
38,885	08/31/16	0.934%	3 month LIBOR(1)	594,797	—	594,797	Credit Suisse International
12,100	08/31/16	0.975%	3 month LIBOR(2)	(202,284)	—	(202,284)	JPMorgan Chase Bank
12,100	08/31/16	0.978%	3 month LIBOR(2)	(203,759)	—	(203,759)	JPMorgan Chase Bank
2,195	09/14/16	1.206%	3 month LIBOR(2)	(53,615)	—	(53,615)	Deutsche Bank AG
80,250	08/31/17	0.872%	3 month LIBOR(2)	(540,223)	—	(540,223)	Deutsche Bank AG
78,325	08/31/17	0.751%	3 month LIBOR(2)	(137,598)	—	(137,598)	Morgan Stanley Capital Services
78,325	08/31/17	0.783%	3 month LIBOR(2)	(241,978)	—	(241,978)	Morgan Stanley Capital Services
44,635	08/31/17	0.751%	3 month LIBOR(2)	(78,983)	—	(78,983)	Bank of Nova Scotia

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	91

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
	2,220	04/18/18	0.986%	6 month LIBOR(2)	$(5,270)	$—	$(5,270)	Citibank NA
	85,890	11/15/19	1.334%	3 month LIBOR(2)	(847,556)	—	(847,556)	Citibank NA
	58,795	11/15/19	1.499%	3 month LIBOR(1)	1,220,807	—	1,220,807	Citibank NA
	29,200	11/15/19	1.443%	3 month LIBOR(1)	493,866	—	493,866	Morgan Stanley Capital Services
	48,995	02/15/20	1.355%	3 month LIBOR(1)	243,127	—	243,127	Morgan Stanley Capital Services
	29,200	02/15/20	1.505%	3 month LIBOR(2)	(427,015)	—	(427,015)	Morgan Stanley Capital Services
	7,940	04/19/20	1.438%	6 month LIBOR(2)	(21,933)	—	(21,933)	Goldman Sachs International
	5,640	04/19/20	1.441%	6 month LIBOR(2)	(16,920)	—	(16,920)	Citibank NA
	4,935	01/13/22	1.660%	3 month LIBOR(2)	(37,098)	—	(37,098)	Citibank NA
	4,935	01/13/22	1.676%	3 month LIBOR(1)	43,821	—	43,821	Citibank NA
	4,030	12/13/27	2.200%	3 month LIBOR(1)	(46,005)	—	(46,005)	Barclays Bank PLC
	35,105	08/15/39	3.011%	3 month LIBOR(2)	(1,575,291)	—	(1,575,291)	Barclays Bank PLC
	35,105	08/15/39	2.949%	3 Month LIBOR(1)	1,155,982	—	1,155,982	Barclays Bank PLC
	33,090	08/15/39	2.757%	3 Month LIBOR(1)	(134,623)	—	(134,623)	Deutsche Bank AG
AUD	2,500	12/19/32	4.423%	6 Month BBSW(1)	85,371	—	85,371	Barclays Bank PLC
AUD	3,190	12/20/32	4.420%	6 Month BBSW(1)	107,499	—	107,499	Citibank NA
BRL	21,481	01/01/17	0.000%	1 Day BROIS(1)	350,378	—	350,378	Barclays Bank PLC
BRL	16,966	01/01/17	0.000%	1 Day BROIS(1)	(34,891)	—	(34,891)	Citibank NA
EUR	27,100	12/14/14	0.349%	6 Month EURIBOR(2)	9,990	—	9,990	Citibank NA
EUR	40,200	01/25/16	0.695%	6 Month EURIBOR(1)	388,760	—	388,760	Citibank NA
EUR	3,150	12/13/27	2.065%	6 Month EURIBOR(2)	(121,323)	—	(121,323)	Barclays Bank PLC
JPY	530,000	04/18/18	0.418%	6 Month JPY LIBOR(1)	5,638	—	5,638	HSBC Bank NA
JPY	2,020,000	04/19/20	0.520%	6 Month JPY LIBOR(1)	(4,483)	—	(4,483)	Goldman Sachs International
JPY	1,520,000	04/19/20	0.563%	6 Month JPY LIBOR(1)	43,927	—	43,927	Citibank NA
JPY	725,000	04/16/23	0.785%	6 Month JPY LIBOR(1)	20,205	—	20,205	Citibank NA
MXN	110,200	07/05/13	5.480%	1 Month MEXIBOR(1)	27,009	—	27,009	Barclays Bank PLC
MXN	135,000	12/02/15	5.080%	1 Month MEXIBOR(1)	235,942	—	235,942	Morgan Stanley Capital Services
MXN	108,800	05/25/22	6.370%	1 Month MEXIBOR(1)	911,032	—	911,032	Morgan Stanley Capital Services
NZD	2,000	08/09/16	3.125%	3 Month BBR(1)	7,793	—	7,793	Citibank NA
NZD	7,900	08/18/16	4.173%	3 Month BBR(1)	265,059	—	265,059	Citibank NA
NZD	4,800	03/26/17	3.810%	3 Month BBR(1)	110,882	—	110,882	HSBC Bank NA
NZD	3,370	09/25/22	3.790%	3 Month BBR(1)	9,643	—	9,643	Citibank NA

					$1,466,609	$—	$1,466,609

(1)	The Fund pays the floating rate and receives the fixed rate.
(2)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

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Credit default swap agreements outstanding at April 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group	03/20/18	3.700%	$1,300	$(167,530)	$—	$(167,530)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%	2,500	(27,262)	(3,959)	(23,303)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	1,250	(8,624)	—	(8,624)	Goldman Sachs International
International Paper Co.	03/20/14	5.300%	2,000	(105,428)	—	(105,428)	Goldman Sachs International
Masco Corp.	09/20/13	1.000%	965	(4,354)	3,567	(7,921)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	2,400	(21,949)	43,958	(65,907)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	83,350	108,380	(25,030)	JPMorgan Chase Bank
SLM Corp.	06/20/14	5.000%	1,450	(82,699)	63,080	(145,779)	JPMorgan Chase Bank
Toll Brothers, Inc.	03/20/15	1.000%	1,885	(21,634)	5,544	(27,178)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	1,650	57,823	20,739	37,084	JPMorgan Chase Bank

				$(298,307)	$241,309	$(539,616)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%		$188,000	$(3,123,930)	$(1,804,035)	$(1,319,895)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		116,000	(1,927,531)	(511,266)	(1,416,265)	Citibank NA
CDX.NA.IG.19.V1	12/20/17	1.000%		100,000	(1,661,665)	(84,361)	(1,577,304)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		100,000	(1,661,665)	(531,589)	(1,130,076)	Morgan Stanley Capital Services
CDX.NA.IG.19.V1	12/20/17	1.000%		81,500	(1,354,256)	(441,223)	(913,033)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		75,000	(1,246,248)	(351,544)	(894,704)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		42,375	(704,130)	(196,251)	(507,879)	Citibank NA
Itraxx Euro, 1% coupon, due 12/20/17	12/20/17	1.000%	EUR	35,500	(290,713)	636,438	(927,151)	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	93

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1) (cont’d.):
Itraxx Euro, 1% coupon, due 12/20/17	12/20/17	1.000%	EUR	35,100	$(287,438)	$380,517	$(667,955)	Bank of America NA

					$(12,257,576)	$(2,903,314)	$(9,354,262)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.16.V5	06/20/16	5.000%	$86,400	$8,389,021	$5,214,000	$3,175,021	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	44,400	3,860,495	1,917,833	1,942,662	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	31,200	2,712,781	1,425,667	1,287,114	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	28,080	2,441,502	1,230,450	1,211,052	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	16,320	1,418,993	684,533	734,460	Credit Suisse International
CDX.NA.HY.18.V2	06/20/17	5.000%	13,860	1,175,504	(1,099,175)	2,274,679	Bank of America NA

				$19,998,296	$9,373,308	$10,624,988

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

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(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
CLOs, CDOs and Other Asset Backed Securities	$—	$285,881,055	$52,748,844
Residential Mortgage Backed Securities	—	208,058,249	—
Bank Loans	—	146,425,791	5,385,911
Collateralized Mortgage Obligations	—	8,825,664	—
Commercial Mortgage Backed Securities	—	397,776,037	7,069,536
Corporate Bonds	—	1,442,864,331	12,262,664
Covered Bonds	—	24,534,734	—
Foreign Agencies	—	104,006,105	—
Mortgage Backed Securities	—	118,567,147	—
Municipal Bonds	—	44,437,531	—
Sovereigns	—	244,147,429	2,614,144
U.S. Government Agency Obligations	—	20,430,417	—
U.S. Government Treasury Securities	—	166,780,478	—
Preferred Stock	621,280	—	—
Affiliated Mutual Funds	509,253,746	—	—
Other Financial Instruments*
Futures Contracts	5,953,879	—	—
Forward Foreign Currency Exchange Contracts	—	427,033	—
Currency Swap Agreements	—	963,649	—
Forward Rate Agreement	—	74,779	—

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	95

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

	Level 1	Level 2	Level 3
Other Financial Instruments* (cont’d.)
Interest Rate Swap Agreements	$—	$1,466,609	$—
Credit Default Swap Agreements	—	739,734	(8,624)

Total	$515,828,905	$3,216,406,772	$80,072,475

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLOs, CDOs and Other Asset Backed Securities	Bank Loans	Commercial Mortgage Backed Securities	Corporate Bonds	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/12	$22,426,314	$9,394,042	$—	$11,393,768	$287,832	$(11,592)
Realized gain (loss)	839	—	—	—	—	— **
Change in unrealized appreciation (depreciation)***	52,791	59,284	—	270,508	(83,849)	2,968
Purchases	47,500,000	5,324,516	7,069,536	838,760	2,427,033	—
Sales	(67,100)	(166,329)	—	(240,372)	(16,872)	—
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(17,164,000)	(9,225,602)	—	—	—	—

Balance as of 04/30/13	$52,748,844	$5,385,911	$7,069,536	$12,262,664	$2,614,144	$(8,624)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(4,399).
***	Of which, $305,520 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Non-Residential Mortgage Backed Securities and 2 Bank Loans transferred out of Level 3 as a result of the securities no longer using a single broker quote and are being priced by the primary valuation vendor source.

See Notes to Financial Statements.

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Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Affiliated Mutual Funds (including 10.9% of collateral received for securities on loan)	15.2%
Commercial Mortgage Backed Securities	12.1
CLOs, CDOs and Other Asset Backed Securities	10.1
Banking	10.0
Sovereigns	7.3
Residential Mortgage Backed Securities	6.2
U.S. Government Treasury Securities	5.0
Mortgage Backed Securities	3.5
Foreign Agencies	3.1
Healthcare & Pharmaceutical	3.0
Insurance	2.6
Cable	2.4
Technology	2.3
Foods	2.2
Media & Entertainment	2.2
Energy—Other	2.1
Telecommunications	2.0
Capital Goods	1.5
Electric	1.5
Retailers	1.5
Energy—Integrated	1.4
Metals	1.4
Non-Captive Finance	1.4
Municipal Bonds	1.3%
Pipelines & Other	1.3
Automotive	1.2
Chemicals	1.2
Tobacco	1.0
Healthcare Insurance	0.9
Paper	0.8
Real Estate Investment Trusts	0.8
Covered Bonds	0.7
Lodging	0.7
U.S. Government Agency Obligations	0.6
Building Materials & Construction	0.5
Railroads	0.5
Airlines	0.4
Gaming	0.4
Collateralized Mortgage Obligations	0.3
Aerospace & Defense	0.2
Consumer	0.2
Brokerage	0.1
Packaging	0.1
Textiles, Apparel & Luxury Goods	0.1

113.3
Liabilities in excess of other assets	(13.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	97

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$10,662,071		Unrealized depreciation on swap agreements	$9,930,961
Credit contracts	Premiums paid for swap agreements	11,734,706		Premiums received for swap agreements	5,023,403
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,445,410		Unrealized depreciation on forward foreign currency contracts	5,018,377
Interest rate contracts	Due from broker—variation margin	8,365,662	*	Due from broker—variation margin	2,411,783	*
Interest rate contracts	Unrealized appreciation on forward rate agreements	74,779		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	8,547,493		Unrealized depreciation on swap agreements	6,117,235
Interest rate contracts	Premiums paid for swap agreements	10,901		Premiums received for swap agreements	557,279

Total		$44,841,022			$29,059,038

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$89,510	$89,510
Foreign exchange contracts	—	—	—	(2,801,992)	—	(2,801,992)
Interest rate contracts	386,844	(95,985)	1,269,464	—	1,535,274	3,095,597

Total	$386,844	$(95,985)	$1,269,464	$(2,801,992)	$1,624,784	$383,115

See Notes to Financial Statements.

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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$(107,588)	$(107,588)
Foreign exchange contracts	—	816,997	—	—	816,997
Interest rate contracts	4,653,677	—	74,779	2,497,084	7,225,540

Total	$4,653,677	$816,997	$74,779	$2,389,496	$7,934,949

For the six months ended April 30, 2013, the Fund’s average volume of derivative activities is as follows:

Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$727,125,577	$124,109,439	$473,755,706	$275,296,780

Currency Swaps (Notional Amount in USD (000))	Forward Rate Agreements (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$129,570	$84,248	$616,933	$471,616	$137,160

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	99

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $357,472,252:
Unaffiliated investments (cost $3,164,229,387)	$3,293,437,347
Affiliated investments (cost $510,877,328)	509,253,746
Foreign currency, at value (cost $664,475)	673,702
Receivable for investments sold	81,273,128
Dividends and interest receivable	30,238,128
Receivable for Fund shares sold	19,686,421
Unrealized appreciation on swap agreements	19,209,564
Premiums paid for swap agreements	11,745,607
Unrealized appreciation on forward foreign currency contracts	5,445,410
Unrealized appreciation on forward rate agreements	74,779
Due from broker—variation margin	57,926
Prepaid expenses	14,079

Total assets	3,971,109,837

Liabilities
Payable to broker for collateral for securities on loan	365,821,792
Payable for investments purchased	207,910,899
Unrealized depreciation on swap agreements	16,048,196
Payable for Fund shares reacquired	9,285,471
Premiums received for swap agreements	5,580,682
Unrealized depreciation on forward foreign currency contracts	5,018,377
Dividends payable	2,659,610
Payable to custodian	1,379,524
Management fee payable	1,255,662
Distribution fee payable	610,179
Affiliated transfer agent fee payable	81,487
Accrued expenses and other liabilities	53,160
Deferred directors’ fees	13,672

Total liabilities	615,718,711

Net Assets	$3,355,391,126

Net assets were comprised of:
Common stock, at par	$226,828
Paid-in capital in excess of par	3,222,300,545

3,222,527,373
Distributions in excess of net investment income	(4,840,222)
Accumulated net realized gain on investment and foreign currency transactions	580,756
Net unrealized appreciation on investments and foreign currencies	137,123,219

Net assets, April 30, 2013	$3,355,391,126

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,255,458,844 ÷ 84,723,381 shares of common stock issued and outstanding)	$14.82
Maximum sales charge (4.50% of offering price)	0.70

Maximum offering price to public	$15.52

Class B
Net asset value, offering price and redemption price per share ($72,461,070 ÷ 4,888,877 shares of common stock issued and outstanding)	$14.82

Class C
Net asset value, offering price and redemption price per share ($359,503,967 ÷ 24,276,949 shares of common stock issued and outstanding)	$14.81

Class Q
Net asset value, offering price and redemption price per share ($31,594,035 ÷ 2,135,424 shares of common stock issued and outstanding)	$14.80

Class R
Net asset value, offering price and redemption price per share ($47,078,750 ÷ 3,171,372 shares of common stock issued and outstanding)	$14.84

Class X
Net asset value, offering price and redemption price per share ($613,558 ÷ 41,306 shares of common stock issued and outstanding)	$14.85

Class Z
Net asset value, offering price and redemption price per share ($1,588,680,902 ÷ 107,590,533 shares of common stock issued and outstanding)	$14.77

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	101

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $9,375)	$56,362,142
Affiliated dividend income	311,467
Affiliated income from securities loaned, net	183,304
Unaffiliated dividend income	21,656

Total income	56,878,569

Expenses
Management fee	6,706,722
Distribution fee—Class A	1,497,156
Distribution fee—Class B	267,453
Distribution fee—Class C	1,703,573
Distribution fee—Class R	86,538
Distribution fee—Class X	1,052
Transfer agent’s fees and expenses (including affiliated expense of $256,000) (Note 3)	1,136,000
Registration fees	235,000
Custodian’s fees and expenses	230,000
Reports to shareholders	79,000
Audit fee	27,000
Directors’ fees	25,000
Insurance	20,000
Legal fees and expenses	19,000
Commitment fee on syndicated credit agreement	6,000
Miscellaneous	7,712

Total expenses	12,047,206

Net investment income	44,831,363

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	4,613,118
Foreign currency transactions	(2,213,702)
Financial futures transactions	1,269,464
Swap agreement transactions	1,624,784
Options written transactions	(95,985)

5,197,679

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $517,135)	25,238,212
Foreign currencies	879,345
Financial futures contracts	4,653,677
Forward rate agreements	74,779
Swap agreements	2,389,496

33,235,509

Net gain on investment and foreign currency transactions	38,433,188

Net Increase In Net Assets Resulting From Operations	$83,264,551

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$44,831,363	$57,617,853
Net realized gain on investment and foreign currency transactions	5,197,679	22,207,721
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,235,509	76,839,883

Net increase in net assets resulting from operations	83,264,551	156,665,457

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(19,633,753)	(28,962,661)
Class B	(990,471)	(1,775,932)
Class C	(4,306,084)	(6,445,874)
Class L	—	(228,353)
Class M	—	(5,210)
Class Q	(630,098)	(1,096,288)
Class R	(525,488)	(341,440)
Class X	(13,735)	(53,181)
Class Z	(21,044,188)	(21,978,332)

	(47,143,817)	(60,887,271)

Distributions from net realized gains
Class A	(10,866,892)	(14,507,116)
Class B	(649,795)	(1,210,826)
Class C	(3,092,855)	(4,138,915)
Class L	—	(193,714)
Class M	—	(13,008)
Class Q	(277,373)	(732,652)
Class R	(249,114)	(58,141)
Class X	(8,360)	(42,100)
Class Z	(8,069,890)	(9,598,152)

	(23,214,279)	(30,494,624)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,422,943,048	1,563,101,607
Net asset value of shares issued in reinvestment of dividends and distributions	55,496,769	77,191,539
Cost of shares reacquired	(529,262,894)	(488,714,683)

Net increase in net assets from Fund share transactions	949,176,923	1,151,578,463

Capital Contributions (Note 2)
Class X	—	12

Total increase	962,083,378	1,216,862,037

Net Assets:
Beginning of period	2,393,307,748	1,176,445,711

End of period	$3,355,391,126	$2,393,307,748

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	103

Notes to Financial Statements

(Unaudited)

Prudential Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is total return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

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valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Total Return Bond Fund, Inc.	105

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The

Prudential Total Return Bond Fund, Inc.	107

Notes to Financial Statements

(Unaudited) continued

use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in

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determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to

Prudential Total Return Bond Fund, Inc.	109

Notes to Financial Statements

(Unaudited) continued

prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the

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notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Prudential Total Return Bond Fund, Inc.	111

Notes to Financial Statements

(Unaudited) continued

Forward currency contracts, forward rate agreements, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2013 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency

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transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain

Prudential Total Return Bond Fund, Inc.	113

Notes to Financial Statements

(Unaudited) continued

books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .47% for the six months ended April 30, 2013.

PI has contractually agreed through February 28, 2014 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class R, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the six months ended April 30, 2013, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in

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the Statement of Changes and Financial Highlights as a contribution to capital. During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X. The impact is also reflected in the Financial Highlights for the years ended October 31, 2012, October 31, 2011, October 31, 2010, October 31, 2009, and October 31, 2008.

PIMS has advised the Fund that it has received $1,146,572 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2013. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2013, it received $7,502 and $90,164 and $41,212 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the six months ended April 30, 2013, PIM has been compensated approximately $54,700 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company 1940 Act, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Total Return Bond Fund, Inc.	115

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2013, were $2,319,867,322 and $1,416,215,626, respectively.

Transactions in options written during the six months ended April 30, 2013, were as follows:

	Number of Contracts/ Swaps Notional Amount	Premium
Options outstanding at October 31, 2012	—	$—
Options written	50,082,000	176,850
Options closed	(50,082,000)	(176,850)

Options outstanding at April 30, 2013	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,684,286,859	$134,157,526	$(15,753,292)	$118,404,234

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

The last conversion of Class L and Class M shares to Class A shares was completed as of August 24, 2012 and April 13, 2012, respectively. There are no Class L and Class M shares outstanding and Class L and Class M shares are no longer being offered for sale.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

During the fiscal year ended October 31, 2010, the Fund received $181,981 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights for each of the share classes that is affected.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 600 million, 75 million, 75 million, 25 million, 350 million, 350 million, 25 million and 500 million shares, respectively.

Prudential Total Return Bond Fund, Inc.	117

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	20,538,874	$301,965,234
Shares issued in reinvestment of dividends and distributions	1,803,127	26,482,123
Shares reacquired	(13,997,932)	(205,524,752)

Net increase (decrease) in shares outstanding before conversion	8,344,069	122,922,605
Shares issued upon conversion from Class B, Class X and Class Z	281,642	4,134,363
Shares reacquired upon conversion into Class Z	(124,012)	(1,815,583)

Net increase (decrease) in shares outstanding	8,501,699	$125,241,385

Year ended October 31, 2012:
Shares sold	49,531,561	$711,111,409
Shares issued in reinvestment of dividends and distributions	2,651,817	37,734,858
Shares reacquired	(15,641,642)	(224,565,578)

Net increase (decrease) in shares outstanding before conversion	36,541,736	524,280,689
Shares issued upon conversion from Class B, Class L, Class M, Class X and Class Z	1,252,950	18,081,223
Shares reacquired upon conversion into Class Z	(88,316)	(1,279,261)

Net increase (decrease) in shares outstanding	37,706,370	$541,082,651

Class B
Six months ended April 30, 2013:
Shares sold	718,529	$10,568,681
Shares issued in reinvestment of dividends and distributions	92,868	1,364,448
Shares reacquired	(503,203)	(7,390,483)

Net increase (decrease) in shares outstanding before conversion	308,194	4,542,646
Shares reacquired upon conversion into Class A	(179,893)	(2,643,748)

Net increase (decrease) in shares outstanding	128,301	$1,898,898

Year ended October 31, 2012:
Shares sold	2,067,665	$29,682,780
Shares issued in reinvestment of dividends and distributions	173,738	2,464,466
Shares reacquired	(563,365)	(8,085,917)

Net increase (decrease) in shares outstanding before conversion	1,678,038	24,061,329
Shares reacquired upon conversion into Class A	(466,132)	(6,676,721)

Net increase (decrease) in shares outstanding	1,211,906	$17,384,608

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	Shares	Amount
Class C
Six months ended April 30, 2013:
Shares sold	5,136,844	$75,517,646
Shares issued in reinvestment of dividends and distributions	412,669	6,043,940
Shares reacquired	(2,932,409)	(43,007,410)

Net increase (decrease) in shares outstanding before conversion	2,617,104	38,554,176
Shares reacquired upon conversion into Class Z	(158,379)	(2,327,617)

Net increase (decrease) in shares outstanding	2,458,725	$36,226,559

Year ended October 31, 2012:
Shares sold	13,130,944	$188,491,323
Shares issued in reinvestment of dividends and distributions	577,861	8,203,177
Shares reacquired	(2,455,708)	(35,284,810)

Net increase (decrease) in shares outstanding before conversion	11,253,097	161,409,690
Shares reacquired upon conversion into Class Z	(66,798)	(968,216)

Net increase (decrease) in shares outstanding	11,186,299	$160,441,474

Class L
Period ended August 24, 2012*:
Shares sold	4,257	$60,431
Shares issued in reinvestment of dividends and distributions	27,397	385,777
Shares reacquired	(70,693)	(1,010,968)

Net increase (decrease) in shares outstanding before conversion	(39,039)	(564,760)
Shares reacquired upon conversion into Class A	(580,273)	(8,453,824)

Net increase (decrease) in shares outstanding	(619,312)	$(9,018,584)

Class M
Period ended April 13, 2012**:
Shares sold	1,718	$24,512
Shares issued in reinvestment of dividends and distributions	1,249	17,421
Shares reacquired	(2,914)	(40,977)

Net increase (decrease) in shares outstanding before conversion	53	956
Shares reacquired upon conversion into Class A	(57,225)	(814,955)

Net increase (decrease) in shares outstanding	(57,172)	$(813,999)

Prudential Total Return Bond Fund, Inc.	119

Notes to Financial Statements

(Unaudited) continued

	Shares	Amount
Class Q
Six months ended April 30, 2013:
Shares sold	991,097	$14,552,610
Shares issued in reinvestment of dividends and distributions	61,289	898,578
Shares reacquired	(283,246)	(4,160,055)

Net increase (decrease) in shares outstanding before conversion	769,140	11,291,133
Shares reacquired upon conversion into Class Z	(617,837)	(9,088,391)

Net increase (decrease) in shares outstanding	151,303	$2,202,742

Year ended October 31, 2012:
Shares sold	390,853	$5,615,300
Shares issued in reinvestment of dividends and distributions	129,331	1,828,950
Shares reacquired	(900,255)	(12,836,800)

Net increase (decrease) in shares outstanding	(380,071)	$(5,392,550)

Class R
Six months ended April 30, 2013:
Shares sold	1,915,171	$28,185,768
Shares issued in reinvestment of dividends and distributions	45,539	670,114
Shares reacquired	(479,154)	(7,057,656)

Net increase (decrease) in shares outstanding	1,481,556	$21,798,226

Year ended October 31, 2012:
Shares sold	1,715,096	$24,801,771
Shares issued in reinvestment of dividends and distributions	22,293	322,478
Shares reacquired	(203,281)	(2,957,962)

Net increase (decrease) in shares outstanding	1,534,108	$22,166,287

Class X
Six months ended April 30, 2013:
Shares sold	1,911	$28,160
Shares issued in reinvestment of dividends and distributions	1,411	20,772
Shares reacquired	(5,137)	(75,354)

Net increase (decrease) in shares outstanding before conversion	(1,815)	(26,422)
Shares reacquired upon conversion into Class A	(35,158)	(519,197)

Net increase (decrease) in shares outstanding	(36,973)	$(545,619)

Year ended October 31, 2012:
Shares sold	2,560	$37,028
Shares issued in reinvestment of dividends and distributions	6,551	92,806
Shares reacquired	(11,343)	(161,793)

Net increase (decrease) in shares outstanding before conversion	(2,232)	(31,959)
Shares reacquired upon conversion into Class A	(68,675)	(986,482)

Net increase (decrease) in shares outstanding	(70,907)	$(1,018,441)

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	Shares	Amount
Class Z
Six months ended April 30, 2013:
Shares sold	67,782,473	$992,124,949
Shares issued in reinvestment of dividends and distributions	1,367,140	20,016,794
Shares reacquired	(17,915,667)	(262,047,184)

Net increase (decrease) in shares outstanding before conversion	51,233,946	750,094,559
Shares issued upon conversion from Class A, Class C and Class Q	904,281	13,231,591
Shares reacquired upon conversion into Class A	(66,380)	(971,418)

Net increase (decrease) in shares outstanding	52,071,847	$762,354,732

Year ended October 31, 2012:
Shares sold	42,179,280	$603,277,053
Shares issued in reinvestment of dividends and distributions	1,840,339	26,141,606
Shares reacquired	(14,252,973)	(203,769,878)

Net increase (decrease) in shares outstanding before conversion	29,766,646	425,648,781
Shares issued upon conversion from Class A and Class C	155,585	2,247,477
Shares reacquired upon conversion into Class A	(80,138)	(1,149,241)

Net increase (decrease) in shares outstanding	29,842,093	$426,747,017

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2013.

Prudential Total Return Bond Fund, Inc.	121

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.78		$14.41	$14.27	$13.21	$11.26	$12.62
Income (loss) from investment operations:
Net investment income	.23		.47	.55	.58	.55	.61
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18		.72	.31	1.01	1.98	(1.38)
Total from investment operations	.41		1.19	.86	1.59	2.53	(.77)
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.50)	(.56)	(.53)	(.58)	(.59)
Distributions from net realized gains	(.13)		(.32)	(.16)	-	-	-
Total dividends and distributions	(.37)		(.82)	(.72)	(.53)	(.58)	(.59)
Capital Contributions (Note 6):	-		-	-	- (b)	-	-
Net asset value, end of period	$14.82		$14.78	$14.41	$14.27	$13.21	$11.26
Total Return(c):	2.85%		8.67%	6.28%	12.27%	23.09%	(6.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,255,459		$1,126,905	$555,062	$408,014	$290,709	$235,064
Average net assets (000)	$1,207,653		$835,198	$428,956	$339,741	$259,620	$253,885
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.84%	(f)	.85%	.85%	.85%	.85%	.91%
Net investment income	3.12%	(f)	3.28%	3.92%	4.22%	4.61%	4.93%
Portfolio turnover rate	103%	(g)	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been ..88% and 3.25%, respectively, for the year ended October 31, 2012, .97% and 3.80%, respectively, for the year ended October 31, 2011, .97% and 4.10%, respectively, for the year ended October 31, 2010, 1.07% and 4.39%, respectively, for the year ended October 31, 2009 and 1.07% and 4.77%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	123

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.79		$14.42	$14.27	$13.21	$11.25	$12.61
Income (loss) from investment operations:
Net investment income	.19		.40	.48	.51	.49	.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		.72	.32	1.01	1.99	(1.38)
Total from investment operations	.36		1.12	.80	1.52	2.48	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.43)	(.49)	(.46)	(.52)	(.53)
Distributions from net realized gains	(.13)		(.32)	(.16)	-	-	-
Total dividends and distributions	(.33)		(.75)	(.65)	(.46)	(.52)	(.53)
Capital Contributions (Note 6):	-		-	-	- (b)	-	-
Net asset value, end of period	$14.82		$14.79	$14.42	$14.27	$13.21	$11.25
Total Return(c):	2.52%		8.12%	5.83%	11.71%	22.59%	(6.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$72,461		$70,398	$51,154	$47,886	$40,281	$53,291
Average net assets (000)	$71,911		$59,908	$46,957	$42,019	$44,554	$70,583
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.34%	(f)	1.35%	1.35%	1.35%	1.35%	1.41%
Net investment income	2.62%	(f)	2.78%	3.43%	3.73%	4.12%	4.45%
Portfolio turnover rate	103%	(g)	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been 1.38% and 2.75%, respectively, for the year ended October 31, 2012, 1.47% and 3.31%, respectively, for the year ended October 31, 2011, 1.47% and 3.61%, respectively, for the year ended October 31, 2010, 1.57% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57% and 4.29%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class B shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.78		$14.40	$14.26	$13.20	$11.25	$12.61
Income (loss) from investment operations:
Net investment income	.17		.36	.45	.50	.49	.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		.73	.32	1.02	1.98	(1.38)
Total from investment operations	.34		1.09	.77	1.52	2.47	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.39)	(.47)	(.46)	(.52)	(.53)
Distributions from net realized gains	(.13)		(.32)	(.16)	-	-	-
Total dividends and distributions	(.31)		(.71)	(.63)	(.46)	(.52)	(.53)
Capital Contributions (Note 6):	-		-	-	- (b)	-	-
Net asset value, end of period	$14.81		$14.78	$14.40	$14.26	$13.20	$11.25
Total Return(c):	2.40%		7.93%	5.58%	11.72%	22.51%	(6.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$359,504		$322,371	$153,146	$99,621	$53,688	$41,201
Average net assets (000)	$343,557		$238,034	$108,297	$72,297	$46,340	$46,126
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.59%	(f)	1.60%	1.53%	1.35%	1.35%	1.41%
Net investment income	2.37%	(f)	2.52%	3.24%	3.69%	4.11%	4.45%
Portfolio turnover rate	103%	(g)	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been 1.63% and 2.49%, respectively, for the year ended October 31, 2012, 1.65% and 3.12%, respectively, for the year ended October 31, 2011, 1.47% and 3.57%, respectively, for the year ended October 31, 2010, 1.57% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57% and 4.28%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	125

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.41		$14.27	$13.21	$11.25	$12.62
Income (loss) from investment operations:
Net investment income	.36		.52	.55	.52	.57
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.50		.31	1.01	1.99	(1.38)
Total from investment operations	.86		.83	1.56	2.51	(.81)
Less Dividends and Distributions:
Dividends from net investment income	(.38)		(.53)	(.50)	(.55)	(.56)
Distributions from net realized gains	(.32)		(.16)	-	-	-
Total dividends and distributions	(.70)		(.69)	(.50)	(.55)	(.56)
Capital Contributions (Note 6):	-		-	- (b)	-	-
Net asset value, end of period	$14.57		$14.41	$14.27	$13.21	$11.25
Total Return(c):	6.26%		6.02%	11.99%	22.90%	(6.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,454		$8,927	$10,242	$10,820	$11,149
Average net assets (000)	$8,559		$9,555	$10,512	$10,661	$13,644
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.10%	(e)	1.10%	1.10%	1.10%	1.16%
Net investment income	3.07%	(e)	3.69%	4.01%	4.37%	4.69%
Portfolio turnover rate	256%	(f)(g)	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been 1.13% and 3.04%, respectively, for the period ended August 24, 2012, 1.22% and 3.57%, respectively, for the year ended October 31, 2011, 1.22% and 3.89%, respectively, for the year ended October 31, 2010, 1.32% and 4.14%, respectively, for the year ended October 31, 2009 and 1.32% and 4.53%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(h)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.42		$14.27	$13.21	$11.25	$12.61
Income (loss) from investment operations:
Net investment income	.15		.44	.48	.46	.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.22		.32	1.01	1.99	(1.38)
Total from investment operations	.37		.76	1.49	2.45	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.45)	(.43)	(.49)	(.53)
Distributions from net realized gains	(.32)		(.16)	-	-	-
Total dividends and distributions	(.49)		(.61)	(.43)	(.49)	(.53)
Capital Contributions (Note 6):	-		-	- (b)	-	-
Net asset value, end of period	$14.30		$14.42	$14.27	$13.21	$11.25
Total Return(c):	2.74%		5.56%	11.44%	22.29%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$824	$4,843	$14,153	$24,877
Average net assets (000)	$423		$2,430	$9,289	$18,875	$37,597
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.60%	(e)	1.60%	1.60%	1.60%	1.45%
Net investment income	2.51%	(e)	3.22%	3.58%	3.88%	4.42%
Portfolio turnover rate	256%	(f)(g)	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been 1.62% and 2.49%, respectively, for the period ended April 13, 2012, 1.72% and 3.10%, respectively, for the year ended October 31, 2011, 1.72% and 3.46%, respectively, for the year ended October 31, 2010, 1.82% and 3.65%, respectively, for the year ended October 31, 2009 and 1.61% and 4.26%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of October 31, 2012.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	127

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	December 27, 2010(a) through October 31, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.76		$14.39	$13.70
Income (loss) from investment operations:
Net investment income	.25		.51	.50
Net realized and unrealized gain on investment and foreign currency transactions	.18		.72	.65
Total from investment operations	.43		1.23	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.54)	(.46)
Distributions from net realized gains	(.13)		(.32)	–
Total dividends and distributions	(.39)		(.86)	(.46)
Net asset value, end of period	$14.80		$14.76	$14.39
Total Return(c):	3.02%		9.02%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,594		$29,290	$34,014
Average net assets (000)	$35,187		$28,908	$34,559
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.51%	(e)	.54%	.60%	(e)
Net investment income	3.45%	(e)	3.61%	4.18%	(e)
Portfolio turnover rate	103%	(f)	256%	242%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been ..60% and 4.18%, respectively, for the period ended October 31, 2011. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

128	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,				January 14, 2008(b) through October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.81		$14.44	$14.29	$13.20	$11.26	$12.71
Income (loss) from investment operations:
Net investment income	.21		.44	.51	.54	.52	.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		.71	.33	1.04	1.97	(1.46)
Total from investment operations	.38		1.15	.84	1.58	2.49	(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.46)	(.53)	(.49)	(.55)	(.45)
Distributions from net realized gains	(.13)		(.32)	(.16)	-	-	-
Total dividends and distributions	(.35)		(.78)	(.69)	(.49)	(.55)	(.45)
Capital Contributions (Note 6):	-		-	-	- (c)	-	-
Net asset value, end of period	$14.84		$14.81	$14.44	$14.29	$13.20	$11.26
Total Return(d):	2.65%		8.39%	6.09%	12.17%	22.64%	(8.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,079		$25,028	$2,248	$952	$1	$1
Average net assets (000)	$34,904		$10,603	$1,445	$329	$1	$1
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.09%	(g)	1.10%	1.10%	1.10%	1.10%	1.16% (g)
Net investment income	2.87%	(g)	3.03%	3.65%	3.79%	4.31%	5.85% (g)
Portfolio turnover rate	103%	(h)	256%	242%	185%	397%	512% (h)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been 1.13% and 3.00%, respectively, for the year ended October 31, 2012, 1.22% and 3.53%, respectively, for the year ended October 31, 2011, 1.22% and 3.67%, respectively, for the year ended October 31, 2010, 1.32% and 4.09%, respectively, for the year ended October 31, 2009 and 1.32% and 5.69%, respectively, for the period ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	129

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.82		$14.45	$14.30	$13.23	$11.28	$12.62
Income (loss) from investment operations:
Net investment income	.22		.47	.55	.58	.55	.64
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.18		.72	.32	1.01	1.99	(1.38)
Total from investment operations	.40		1.19	.87	1.59	2.54	(.74)
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.50)	(.56)	(.53)	(.60)	(.61)
Distributions from net realized gains	(.13)		(.32)	(.16)	-	-	-
Total dividends and distributions	(.37)		(.82)	(.72)	(.53)	(.60)	(.61)
Capital Contributions (Note 2 & 6):	-		- (b)	- (b)	.01	.01	.01
Net asset value, end of period	$14.85		$14.82	$14.45	$14.30	$13.23	$11.28
Total Return(c):	2.77%		8.66%	6.34%	12.33%	23.26%	(6.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$614		$1,160	$2,156	$4,381	$6,494	$8,229
Average net assets (000)	$848		$1,527	$3,072	$5,043	$7,270	$10,631
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.84%	(e)	.85%	.85%	.85%	.85%	.85%
Net investment income	3.11%	(e)	3.28%	3.93%	4.28%	4.64%	5.15%
Portfolio turnover rate	103%	(f)	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been ..88% and 3.25%, respectively, for the year ended October 31, 2012, .97% and 3.81%, respectively, for the year ended October 31, 2011, .97% and 4.16%, respectively, for the year ended October 31, 2010, 1.07% and 4.41%, respectively, for the year ended October 31, 2009 and 1.01% and 4.99%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

130	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.74		$14.37	$14.24	$13.18	$11.24	$12.60
Income (loss) from investment operations:
Net investment income	.25		.51	.57	.60	.58	.64
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		.72	.32	1.02	1.97	(1.37)
Total from investment operations	.42		1.23	.89	1.62	2.55	(.73)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.54)	(.60)	(.56)	(.61)	(.63)
Distributions from net realized gains	(.13)		(.32)	(.16)	-	-	-
Total dividends and distributions	(.39)		(.86)	(.76)	(.56)	(.61)	(.63)
Capital Contributions (Note 6):	-		-	-	- (b)	-	-
Net asset value, end of period	$14.77		$14.74	$14.37	$14.24	$13.18	$11.24
Total Return(c):	2.91%		8.97%	6.49%	12.58%	23.35%	(6.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,588,681		$818,157	$368,914	$153,727	$60,279	$23,658
Average net assets (000)	$1,200,321		$589,624	$186,108	$99,628	$31,795	$22,302
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.59%	(e)	.60%	.60%	.60%	.60%	.66%
Net investment income	3.37%	(e)	3.54%	4.15%	4.42%	4.86%	5.19%
Portfolio turnover rate	103%	(f)	256%	242%	185%	397%	512%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratio would have been .63% and 3.51%, respectively, for the year ended October 31, 2012, .72% and 4.03%, respectively, for the year ended October 31, 2011, .72% and 4.30%, respectively, for the year ended October 31, 2010, .82% and 4.65%, respectively, for the year ended October 31, 2009 and .82% and 5.03%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	131

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PTRQX	DTBRX	N/A	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B884	74440B801	74440B702	74440B405

MF166E2    0246119-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Total Return Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2013